UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1111

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2023 through February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Annual Report
JPMorgan Institutional Trust Funds
February 29, 2024
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

Letter to Shareholders
April 15, 2024 (Unaudited)
Dear Shareholder,
Financial markets largely rallied through the final months of 2023 and into the first quarter of 2024, as leading central banks refrained from implementing further interest rate increases. Equity markets generally outperformed bond markets for the twelve months ended February 29, 2024, led by four consecutive months of net gains in U.S. equity prices.
“The global economic outlook for the year ahead remains positive and financial markets appear more resilient than a year ago.” — Brian S. Shlissel
Economic data were stronger than many economists expected in the face of elevated interest rates throughout the year. Following weak but positive economic growth in the first half of 2023, U.S. gross domestic product increased to 4.9% in the third quarter and 3.4% growth in the final quarter of the year. While the U.S. unemployment rate rose slightly during the second half of the year, it remained below 4% for the entire 12 month period and monthly job growth data frequently surpassed the consensus forecasts of economists.
Meanwhile, the U.S. Federal Reserve (the “Fed”) continued to raise interest rates through the end of summer 2023, then settled on a benchmark lending rate range of 5.25 - 5.50% through the first quarter of 2024. The European Central Bank and the Bank of England followed similar trajectories, raising interest rates at regular intervals into the third quarter of 2023 and then holding rates at those elevated levels for the remainder of the period. Notably, the Bank of Japan raised interest rates for the first time in 17 years in mid-March 2024, ending eight years of negative interest rates and setting its benchmark rate range at 0.0 to 0.1%.
The Fed and certain other leading central banks fueled investor expectations for interest rate reductions in 2024 and growing optimism that developed market economies could enjoy a “soft landing” of positive growth coupled with relatively low unemployment.
However, there remain significant risks to the macroeconomic backdrop. Slower economic growth due to the impact of higher interest rates could leave the U.S. economy more vulnerable to potential shocks from geopolitical events, natural disasters or political turmoil, particularly taking into account the upcoming U.S. presidential election. Additionally, financial markets may also come under pressure should the Fed decide not to reduce interest rates to the extent anticipated by investors. Finally, the recent run-up in U.S. equity prices could lead to increased volatility in certain sectors of the market.
The global economic outlook for the year ahead remains positive and financial markets appear to be more resilient than a year ago. Global growth is estimated at 2.9% this year and 3.0% for 2025, with a continued decline in inflation, according to the Organization for Economic Cooperation and Development’s February 2024 forecast. However, across market cycles, we believe that those investors who hold a well-diversified portfolio and a long-term view are best positioned.
Our suite of investment solutions seeks to provide investors with the ability to build durable portfolios that meet their financial goals, regardless of macroeconomic and geopolitical uncertainties.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

February 29, 2024	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	3.61%
Bloomberg U.S. Aggregate Index	3.33%
Net Assets as of 2/29/2024 (In Thousands)	$2,313,452
Duration as of 2/29/2024	6.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
HOW DID THE MARKET PERFORM?
While bond markets generally underperformed equity markets during the period, fixed income securities rallied in late 2023 as leading central banks signaled that they could begin to lower interest rates in 2024. Overall, U.S. high yield bonds (also known as junk bonds) and emerging markets debt outperformed other sectors of the bond market and corporate debt generally outperformed U.S. Treasury bonds and other developed markets sovereign debt for the twelve months ended February 29, 2024.
Global economic growth was stronger than expected in the first quarter of 2023, but in late March, Silicon Valley Bank collapsed after management sold off the bank’s portfolio of U.S. Treasury bonds at a steep loss, which triggered a run on the bank’s deposits. While U.S. regulators moved swiftly to guarantee some deposits at the bank to prevent further contagion, depositors began withdrawing cash from First Republic Bank. At the end of April, U.S. regulators announced First Republic Bank had been closed and sold to J.P. Morgan Chase & Co. Meanwhile, the Swiss government brokered a takeover of troubled Credit Suisse by UBS Group AG. These events sharply elevated market volatility in the banking sector, particularly in U.S. regional bank stocks.
Throughout the first half of 2023, leading central banks continued to raise interest rates at regular intervals in an effort to ease inflationary pressures. By the end of summer 2023, inflation data in the U.S. and across Europe had shown significant reduction in core consumer prices. In response, the U.S. Federal Reserve (the “Fed”), the European Central Bank and the Bank of England in separate decisions, each declined to raise interest rates further during the final months of 2023.
By the start of the second half of 2023, the general consensus view of economists was that interest rates would remain elevated for an extended period, particularly in the U.S. where labor markets remained tight and economic growth was generally stronger than expected. However, at its December meeting, the Fed indicated it was prepared to begin the process of cutting interest rates in 2024, given the trajectory of inflation data.
Global economic growth largely proved more resilient than economists’ forecasts during the period, led by expansions in the U.S., Japan, India and select emerging markets. Meanwhile, the Eurozone, U.K., China and Canada struggled with weaker growth. China’s economy faced low levels of consumer spending and business confidence, along with long-standing debt issues in the domestic property sector. Across Europe, weakness in consumer and business spending and ongoing stresses from the war in Ukraine weighed on economic growth. Notably, inflation data in the U.K. indicated that prices were declining at a somewhat slower pace than in other developed markets.
However, investor concerns about a potential economic recession receded during the period as data showed a general trend toward stability in labor markets amid declining inflation and the pivot in the policies of leading central banks. Global equity markets responded with a four-month rally through the end of February 2024. Notably, the outperformance of U.S. equity markets was led by a handful of large cap companies in the information technology and communications sectors; Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc.
For the twelve months ended February 29, 2024, the Bloomberg U.S. High Yield Corporate Index returned 11.03%; the Bloomberg Emerging Markets Index returned 7.92% and the Bloomberg U.S. Aggregate Index returned 3.33%.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the twelve months ended February 29, 2024, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight allocation to U.S. Treasury securities and its overall security selection, particularly in the agency mortgage-backed securities and corporate debt sectors, were leading contributors to performance. The Fund’s longer overall duration was a leading

2	JPMorgan Institutional Trust Funds	February 29, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
detractor from performance as interest rates rose in the first half of the period and remained elevated through the end of the period. Generally, bonds of longer duration will experience a greater decline in price compared with short duration bonds when interest rates rise. The Fund’s underweight allocation to corporate debt also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF February 29, 2024	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	26.0%
U.S. Treasury Obligations	25.9
Mortgage-Backed Securities	21.7
Asset-Backed Securities	13.8
Collateralized Mortgage Obligations	5.6
Commercial Mortgage-Backed Securities	4.0
Others (each less than 1.0%)	1.3
Short-Term Investments	1.7

February 29, 2024	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
FUND COMMENTARY
TWELVE MONTHS ENDED February 29, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF February 29, 2024

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.61%	1.37%	2.06%
TEN YEAR FUND PERFORMANCE (2/28/14 TO 2/29/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by calling 1-800-480-7722.
The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from February 28, 2014 to February 29, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
The Fund’s shares have a $10,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

4	JPMorgan Institutional Trust Funds	February 29, 2024

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 26.0%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	123
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	1,007	815
3.00%, 9/15/2050 (a)	502	336
Boeing Co. (The)
4.88%, 5/1/2025	605	599
2.75%, 2/1/2026	701	666
2.20%, 2/4/2026	1,385	1,299
3.10%, 5/1/2026	320	305
5.04%, 5/1/2027	960	951
3.25%, 3/1/2028	840	777
5.15%, 5/1/2030	1,540	1,514
5.71%, 5/1/2040	745	726
L3Harris Technologies, Inc. 5.40%, 7/31/2033	1,082	1,083
Leidos, Inc.
2.30%, 2/15/2031	465	381
5.75%, 3/15/2033	630	640
RTX Corp.
5.15%, 2/27/2033	934	925
4.50%, 6/1/2042	2,799	2,447
4.15%, 5/15/2045	543	446
4.35%, 4/15/2047	199	167
		14,200
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	360
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	490	462
1.30%, 1/8/2026 (a)	425	394
1.50%, 6/15/2026 (a)	775	709
3.00%, 2/10/2027 (a)	355	333
2.38%, 10/15/2027 (a)	530	480
1.80%, 1/10/2028 (a)	805	707
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	785	650
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	378	334
		4,069
Banks — 6.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	1,800	1,817
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	900	915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	800	696
AIB Group plc (Ireland) (SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	1,955	2,005
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (a)	1,070	1,079
2.55%, 2/13/2030 (a)	778	673
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	263	255
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	949
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200	181
5.59%, 8/8/2028	3,000	3,027
6.61%, 11/7/2028	1,400	1,471
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	1,700	1,621
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	1,500	1,458
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	2,926	2,734
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	1,890	1,880
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	2,710	2,762
(SOFR + 2.15%), 2.59%, 4/29/2031 (b)	1,510	1,291
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	1,120	918
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	435	365
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	2,000	1,972
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	1,440	1,477
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	1,150	1,147
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	3,685	2,566
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	1,878	1,888
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	755	687
Bank of Montreal (Canada) 5.72%, 9/25/2028	1,660	1,702
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	910	906
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,628
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	1,640	1,661
5.79%, 7/13/2028 (a)	2,405	2,459
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	2,840	2,890
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	585	476
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	832	796
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	323	299
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	2,015	1,996
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	570	567
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	765	644
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	1,250	1,278
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	1,145	1,134
BPCE SA (France)
4.63%, 7/11/2024 (a)	800	794
1.00%, 1/20/2026 (a)	2,205	2,035
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	690	645
3.38%, 12/2/2026	400	383
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	1,600	1,661
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (a) (b)	628	625
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	730	584
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	1,200	968
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	1,370	1,396
Citigroup, Inc.
4.40%, 6/10/2025	865	852
4.30%, 11/20/2026	1,200	1,169
6.63%, 1/15/2028	250	264
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	1,573	1,491
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	885	718
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	719	604
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	298	211
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (a) (c)	525	376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	768
3.75%, 7/21/2026	945	906
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	1,250	1,229
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	500	476
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	2,500	2,308
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	815	840
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	1,210	1,200
2.81%, 1/11/2041 (a)	470	316
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	705	708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	825	827
Discover Bank 4.25%, 3/13/2026	1,205	1,170
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	1,280	1,294
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	200	194
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	939	920
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	550	504
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	904	867
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	1,215	1,076
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	1,460	1,547
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	815	708
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	1,160	954
6.10%, 1/14/2042	700	767
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	705	653
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	361	366
(SOFR + 2.09%), 6.11%, 9/11/2034 (b)	640	660
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	1,890	1,958
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	770	752
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	980	899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	1,140	1,135
4.38%, 3/22/2028	475	459
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	1,240	1,226
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	940	860
3.75%, 7/18/2039	760	648
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	875	839
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	1,057	966
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (b)	1,550	1,579
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	720	634
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b) (c)	1,025	930
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	1,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	670	688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	1,480	1,486
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	690	672
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (b)	900	883
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	905	884
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	1,240	1,174
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	435	396
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	865	868
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (b)	1,500	1,496
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	3,355	3,406
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	2,100	2,153
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	1,860	1,853
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	3,947	3,640
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	395	360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	1,859	1,832
3.00%, 1/22/2030 (a)	235	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	1,915	1,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	878	865
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (a) (b)	755	526
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	570	553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	485	446
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (b)	200	188
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.10%, 1/11/2035 (a) (b)	1,675	1,683
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	1,480	1,504
3.04%, 7/16/2029	1,315	1,183
5.71%, 1/13/2030	1,480	1,518
Swedbank AB (Sweden) 6.14%, 9/12/2026 (a)	1,410	1,427
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	1,305	1,316
5.16%, 1/10/2028	600	602
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.52%, 7/17/2028	490	498
Truist Financial Corp.
4.00%, 5/1/2025	265	260
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	720	727
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	1,060	1,122
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	765	726
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	824	816
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	905	857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	665	610
US Bancorp (SOFR + 1.56%), 5.38%, 1/23/2030 (b)	965	960
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	4,000	4,026
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	570	591
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	1,385	1,373
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	2,355	2,346
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	390	415
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	1,970	1,957
4.65%, 11/4/2044	1,180	1,019
4.40%, 6/14/2046	300	247
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041 (c)	882	611
		160,481
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,472
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	63
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	683
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	316
1.85%, 9/1/2032	675	525
Constellation Brands, Inc.
4.75%, 5/9/2032	300	290
5.25%, 11/15/2048	220	208
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	855
		5,412
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,304
4.63%, 10/1/2042	480	439
4.40%, 11/6/2042	790	708
4.45%, 5/14/2046	190	168
Amgen, Inc.
5.25%, 3/2/2033	1,535	1,531
4.66%, 6/15/2051	1,300	1,131
3.00%, 1/15/2052	845	565
5.65%, 3/2/2053	825	825
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	855
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,027
		11,553
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	981
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	277
6.50%, 8/15/2032	600	636
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	656
		1,569
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (b)	1,200	1,258
(SOFR + 1.85%), 6.47%, 10/25/2034 (b)	1,000	1,085
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	354
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	323
4.85%, 3/29/2029	411	405
4.70%, 9/20/2047	88	75
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	402	398
7.95%, 1/9/2025	1,718	1,749
1.25%, 8/7/2026	4,158	3,770
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	1,130	1,059
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	645	663
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	650	590
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,300	1,185
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	785	780
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	445	457
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	410	424
FMR LLC 6.45%, 11/15/2039 (a)	500	530
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,390
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	1,200	1,207
3.50%, 11/16/2026	469	450
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	2,900	2,680
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	780	714
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	1,260	1,167
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	1,350	1,414
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	880	706
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,000	831
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	2,255	1,835
6.75%, 10/1/2037	685	745
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	772
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	575	468
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	510	471
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	700	691
Morgan Stanley
3.63%, 1/20/2027	2,470	2,381
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	1,975	1,964
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	1,965	1,972
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	1,740	1,378
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	1,820	1,809
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	1,265	1,136
4.30%, 1/27/2045	485	420
Nasdaq, Inc. 5.55%, 2/15/2034	450	453
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,065
2.68%, 7/16/2030	700	592
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	691	679
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	490	469
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	900	906
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	1,200	1,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	424	421
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	433	452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	445	440
		48,312
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	136
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	969
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	168
4.13%, 3/15/2035	455	409
5.00%, 4/1/2049	230	208
Union Carbide Corp. 7.75%, 10/1/2096	850	1,043
		2,933
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (a)	2,010	2,061
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	217
		2,278
Communications Equipment — 0.1%
Cisco Systems, Inc.
5.05%, 2/26/2034	805	810
5.30%, 2/26/2054	1,550	1,569
		2,379
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,248
2.35%, 1/15/2032	1,095	877
		2,125
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (a)	417	408
5.13%, 5/18/2045 (a)	893	844
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	735
		1,987
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	248
1.75%, 1/30/2026	860	799
2.45%, 10/29/2026	1,560	1,439
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.10%, 1/15/2027	1,560	1,580
6.45%, 4/15/2027 (a)	586	600
3.00%, 10/29/2028	690	620
5.10%, 1/19/2029	235	231
3.30%, 1/30/2032	655	554
American Express Co.
5.85%, 11/5/2027	1,470	1,509
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	1,500	1,494
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	450	436
5.50%, 1/15/2026 (a)	1,000	983
2.13%, 2/21/2026 (a)	620	573
4.25%, 4/15/2026 (a)	1,200	1,157
4.38%, 5/1/2026 (a)	820	789
2.53%, 11/18/2027 (a)	7,294	6,406
6.38%, 5/4/2028 (a)	890	903
5.75%, 3/1/2029 (a)	1,120	1,104
Capital One Financial Corp.
4.20%, 10/29/2025	250	244
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	780	799
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	1,060	1,062
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	920	736
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	457
3.80%, 4/7/2025	685	672
1.25%, 1/8/2026	1,781	1,650
5.40%, 5/8/2027	535	535
2.35%, 1/8/2031	520	424
5.75%, 2/8/2031	595	593
2.70%, 6/10/2031	1,340	1,105
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	445	453
		30,155
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (a)	560	446
2.50%, 2/10/2041 (a)	574	384
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (a)	1,330	1,318
3.63%, 5/13/2051 (a)	1,420	1,036
5.62%, 2/12/2054 (a)	960	957
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,009
		5,150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	1,246	1,139
Packaging Corp. of America 4.05%, 12/15/2049	845	664
WRKCo, Inc.
3.75%, 3/15/2025	400	393
3.90%, 6/1/2028	170	161
		2,357
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	405
University of Miami Series 2022, 4.06%, 4/1/2052	480	404
University of Southern California Series A, 3.23%, 10/1/2120	570	347
		1,156
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,389
WP Carey, Inc.
4.25%, 10/1/2026	350	341
2.25%, 4/1/2033	1,180	894
		3,624
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	220
2.75%, 6/1/2031	1,900	1,619
3.50%, 6/1/2041	1,646	1,261
3.55%, 9/15/2055	2,984	2,033
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	250
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	232	214
Sprint Capital Corp. 6.88%, 11/15/2028	591	629
Verizon Communications, Inc.
2.65%, 11/20/2040	988	681
3.40%, 3/22/2041	1,060	812
3.70%, 3/22/2061	1,045	739
		8,458
Electric Utilities — 2.9%
Alabama Power Co. 6.13%, 5/15/2038	239	250
Arizona Public Service Co. 5.05%, 9/1/2041	200	182
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	277
2.90%, 6/15/2050	450	292
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,012
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	109
Duke Energy Corp.
3.75%, 9/1/2046	985	735
6.10%, 9/15/2053	1,360	1,411
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,489
Duke Energy Progress LLC
4.10%, 5/15/2042	273	226
4.10%, 3/15/2043	125	103
2.90%, 8/15/2051	820	526
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	698
Edison International 6.95%, 11/15/2029	1,020	1,087
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	573
Entergy Arkansas LLC 2.65%, 6/15/2051	415	249
Entergy Corp. 2.95%, 9/1/2026	336	319
Entergy Louisiana LLC
3.05%, 6/1/2031	629	544
2.90%, 3/15/2051	490	308
Entergy Texas, Inc. 5.80%, 9/1/2053	450	464
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,316
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,640	1,646
Evergy, Inc. 2.90%, 9/15/2029	985	873
Exelon Corp. 5.30%, 3/15/2033	1,000	990
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,405	2,250
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	199
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	472
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	1,565	1,555
2.95%, 5/14/2030 (a)	440	384
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	547
MidAmerican Energy Co. 5.85%, 9/15/2054	620	653
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	302
Monongahela Power Co. 5.85%, 2/15/2034 (a)	420	428
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	107
5.45%, 5/15/2041	305	295
6.00%, 3/15/2054	560	588
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,172
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.55%, 3/15/2054	2,400	2,326
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (a)	1,000	817
5.66%, 1/17/2054 (a)	460	447
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	710	665
2.45%, 12/2/2027 (a)	795	710
4.45%, 6/15/2029 (a)	615	572
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	114
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	772
2.95%, 3/1/2026	2,560	2,429
6.40%, 6/15/2033	710	738
5.80%, 5/15/2034	1,925	1,923
4.20%, 6/1/2041	695	546
3.75%, 8/15/2042 (d)	308	225
4.30%, 3/15/2045	525	410
6.75%, 1/15/2053	70	75
PECO Energy Co. 2.80%, 6/15/2050	410	265
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	138
Pepco Holdings LLC 7.45%, 8/15/2032	316	351
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,379
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	596
Series A-4, 5.21%, 12/1/2047	420	414
Series A-5, 5.10%, 6/1/2052	795	781
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,729
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,195
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	865
Progress Energy, Inc. 7.00%, 10/30/2031	300	331
Public Service Co. of Colorado 3.55%, 6/15/2046	214	150
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	962
Series G, 6.63%, 11/15/2037	2,490	2,695
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	307
5.45%, 3/1/2054	1,400	1,401
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,022	992
Series A-2, 5.11%, 12/15/2047	505	491
Sierra Pacific Power Co. 5.90%, 3/15/2054 (a)	1,030	1,054
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	923	914
Series A2, 5.17%, 5/15/2041	107	102
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,736
Series B, 3.65%, 3/1/2028	400	379
Series 08-A, 5.95%, 2/1/2038	200	205
4.05%, 3/15/2042	552	453
5.88%, 12/1/2053	1,566	1,588
5.75%, 4/15/2054	1,755	1,748
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,859
Southwestern Public Service Co. 4.50%, 8/15/2041	200	166
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	316
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,145
		67,107
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	160
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	442	418
Corning, Inc. 3.90%, 11/15/2049	1,043	804
		1,222
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	488
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	1,126	1,080
		1,568
Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	731
3.85%, 4/5/2029	545	505
Fiserv, Inc.
3.20%, 7/1/2026	395	377
4.40%, 7/1/2049	375	314
Global Payments, Inc.
3.20%, 8/15/2029	945	842
5.30%, 8/15/2029	371	366
2.90%, 5/15/2030	273	235
2.90%, 11/15/2031	522	436
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,000	908
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (a)	513	462
		5,176
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	200	205
5.38%, 1/9/2036 (a)	200	197
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,331
Campbell Soup Co. 3.13%, 4/24/2050	315	205
Conagra Brands, Inc. 5.30%, 11/1/2038	220	208
J M Smucker Co. (The) 6.20%, 11/15/2033	525	555
JBS USA LUX SA 6.75%, 3/15/2034 (a)	1,450	1,493
Kellanova 5.25%, 3/1/2033	1,109	1,102
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	768
4.38%, 6/1/2046	629	521
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,235
Tyson Foods, Inc. 5.70%, 3/15/2034 (e)	920	919
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	1,500	1,287
		10,026
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	709
4.13%, 10/15/2044	125	106
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	251
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	334
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,507
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	399
4.80%, 3/15/2047 (a)	367	298
		3,604
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	445
4.38%, 9/1/2042	375	333
5.15%, 9/1/2043	769	752
3.55%, 2/15/2050	465	351
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	626
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
CSX Corp.
4.10%, 3/15/2044	190	160
3.35%, 9/15/2049	95	68
Norfolk Southern Corp. 4.05%, 8/15/2052	600	480
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (a)	1,220	1,248
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	1,105	1,086
		5,549
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	373
Becton Dickinson & Co. 4.67%, 6/6/2047	365	323
Boston Scientific Corp. 6.50%, 11/15/2035 (d)	900	994
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	796
		2,486
Health Care Providers & Services — 0.9%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	590
Aetna, Inc. 6.75%, 12/15/2037	440	480
Ascension Health Series B, 2.53%, 11/15/2029	430	383
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	565
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,619
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	416
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	357
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,068
CommonSpirit Health
1.55%, 10/1/2025	555	521
2.78%, 10/1/2030	550	471
3.91%, 10/1/2050	545	419
CVS Health Corp.
4.30%, 3/25/2028	171	166
5.25%, 2/21/2033	1,400	1,386
5.05%, 3/25/2048	1,750	1,561
Elevance Health, Inc.
4.63%, 5/15/2042	500	450
4.65%, 1/15/2043	535	484
4.65%, 8/15/2044	100	89
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	996
HCA, Inc.
5.25%, 6/15/2026	1,680	1,670
5.60%, 4/1/2034	1,175	1,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
5.13%, 6/15/2039	725	674
5.50%, 6/15/2047	650	605
3.50%, 7/15/2051	414	280
6.00%, 4/1/2054	1,170	1,161
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	196
Memorial Health Services 3.45%, 11/1/2049	1,340	997
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	168
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	226
Texas Health Resources 4.33%, 11/15/2055	300	262
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	658
3.25%, 5/15/2051	560	393
5.88%, 2/15/2053	650	695
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	449
		21,625
Health Care REITs — 0.2%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,380
2.00%, 3/15/2031	610	478
Healthpeak OP LLC
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	705
Physicians Realty LP 2.63%, 11/1/2031	505	411
Sabra Health Care LP 3.20%, 12/1/2031	825	669
Ventas Realty LP
3.50%, 2/1/2025	242	237
4.13%, 1/15/2026	114	111
3.25%, 10/15/2026	292	276
3.85%, 4/1/2027	554	528
Welltower OP LLC 6.50%, 3/15/2041	350	378
		5,190
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	673
5.45%, 8/14/2053	1,060	1,056
Starbucks Corp. 4.90%, 2/15/2031	1,000	988
		2,717
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	1,280	1,340
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,297
5.75%, 10/1/2041	235	230
6.50%, 10/1/2053	1,190	1,306
		4,173
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,198
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	341
3.00%, 4/15/2050	905	612
		953
Insurance — 0.9%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	520	388
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	566
Aon North America, Inc.
5.45%, 3/1/2034	1,990	1,991
5.75%, 3/1/2054	1,590	1,596
Athene Global Funding
2.50%, 1/14/2025 (a)	239	232
1.45%, 1/8/2026 (a)	865	798
2.95%, 11/12/2026 (a)	3,475	3,220
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	670
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,498
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	563	579
F&G Global Funding 1.75%, 6/30/2026 (a)	750	677
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	650	642
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	171
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	415
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	342
High Street Funding Trust I 4.11%, 2/15/2028 (a)	838	786
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	408	393
3.95%, 10/15/2050 (a)	900	674
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	102
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	795	691
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	1,015	1,022
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	266	202
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	900	911
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	800	794
Prudential Financial, Inc. 3.91%, 12/7/2047	300	236
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	1,797
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	200	194
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	329
		21,916
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	1,350	1,398
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	764
2.30%, 9/14/2031	1,515	1,210
		1,974
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	434
Otis Worldwide Corp.
5.25%, 8/16/2028	1,280	1,290
2.57%, 2/15/2030	1,430	1,247
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	519
		3,490
Media — 0.5%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,875
6.38%, 10/23/2035	528	511
4.80%, 3/1/2050	1,475	1,067
3.70%, 4/1/2051	1,120	680
Comcast Corp.
3.25%, 11/1/2039	1,715	1,315
3.45%, 2/1/2050	609	437
2.89%, 11/1/2051	1,086	688
5.35%, 5/15/2053	1,160	1,130
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
2.94%, 11/1/2056	1,729	1,064
2.99%, 11/1/2063	259	156
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	635	387
Discovery Communications LLC
5.20%, 9/20/2047	175	142
4.00%, 9/15/2055	784	519
Paramount Global
2.90%, 1/15/2027	416	375
4.85%, 7/1/2042	140	102
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	777
Time Warner Cable LLC
6.55%, 5/1/2037	400	377
5.50%, 9/1/2041	359	296
		11,898
Metals & Mining — 0.3%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	319
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	1,800	1,814
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	917	934
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,347
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	608
		6,022
Multi-Utilities — 0.2%
CMS Energy Corp. 3.00%, 5/15/2026	475	451
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,181
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	188
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	904
NiSource, Inc. 1.70%, 2/15/2031	740	588
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	306
2.95%, 8/15/2051	1,050	699
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	243
5.75%, 9/15/2033	760	779
Series 21A, 3.15%, 9/30/2051	420	272
		5,611
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	131
2.00%, 5/18/2032	980	758
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Office REITs — continued
5.25%, 5/15/2036	750	720
4.00%, 2/1/2050	653	494
COPT Defense Properties LP 2.00%, 1/15/2029	335	277
		2,380
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	335	309
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	714
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,307
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	788
Coterra Energy, Inc. 3.90%, 5/15/2027	935	899
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	900	800
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	587
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	1,090	1,102
Energy Transfer LP
4.75%, 1/15/2026	917	906
3.90%, 7/15/2026	244	236
5.50%, 6/1/2027	115	116
4.95%, 5/15/2028	325	321
4.15%, 9/15/2029	1,444	1,363
6.10%, 2/15/2042	400	396
5.30%, 4/1/2044	170	154
6.25%, 4/15/2049	800	808
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	867
Exxon Mobil Corp.
3.00%, 8/16/2039	895	690
3.57%, 3/6/2045	1,215	950
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	1,425	1,159
4.32%, 12/30/2039 (a)	545	394
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,026	820
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	2,450	2,331
HF Sinclair Corp. 5.88%, 4/1/2026	577	579
Kinder Morgan, Inc.
5.00%, 2/1/2029	1,147	1,137
7.80%, 8/1/2031	1,151	1,290
MPLX LP 4.95%, 3/14/2052	520	446
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	240	243
Occidental Petroleum Corp. 4.30%, 8/15/2039	509	410
ONEOK Partners LP 6.65%, 10/1/2036	350	371
ONEOK, Inc. 3.20%, 3/15/2025	353	343
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66 Co.
3.15%, 12/15/2029	985	890
4.90%, 10/1/2046	300	268
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	875
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	278	260
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,276
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	890
3.46%, 7/12/2049	815	610
3.13%, 5/29/2050	1,180	822
Valero Energy Corp.
2.15%, 9/15/2027	508	460
7.50%, 4/15/2032	175	199
		29,386
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,615	1,591
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	918	815
		2,406
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	993
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC (United Kingdom) 5.00%, 2/26/2034	1,340	1,345
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	338
4.00%, 9/18/2042	240	205
Bristol-Myers Squibb Co.
5.55%, 2/22/2054	970	982
5.65%, 2/22/2064	1,460	1,473
Eli Lilly & Co. 5.00%, 2/9/2054	890	877
Merck & Co., Inc.
5.00%, 5/17/2053	865	838
5.15%, 5/17/2063	675	659
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,015
Royalty Pharma plc 1.20%, 9/2/2025	353	330
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	942
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
3.18%, 7/9/2050	590	406
Zoetis, Inc. 2.00%, 5/15/2030	760	638
		11,048
Residential REITs — 0.2%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,627
Mid-America Apartments LP 3.95%, 3/15/2029	920	878
UDR, Inc.
2.95%, 9/1/2026	382	360
3.00%, 8/15/2031	305	262
2.10%, 8/1/2032	640	495
		3,622
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	392
2.25%, 4/1/2028	840	743
2.50%, 8/16/2031	425	346
NNN REIT, Inc.
4.00%, 11/15/2025	783	764
4.30%, 10/15/2028	620	595
5.60%, 10/15/2033	600	598
Realty Income Corp. 1.80%, 3/15/2033	530	399
Regency Centers LP 2.95%, 9/15/2029	745	660
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	412
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	635	604
SITE Centers Corp. 4.70%, 6/1/2027	330	325
		5,838
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028 (a)	2,500	2,219
3.14%, 11/15/2035 (a)	1,413	1,122
Intel Corp. 5.70%, 2/10/2053	790	801
KLA Corp. 3.30%, 3/1/2050	600	433
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,385
NXP BV (China)
2.50%, 5/11/2031	1,405	1,160
3.25%, 5/11/2041	1,445	1,061
3.25%, 11/30/2051	682	457
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,275
		10,913
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.3%
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,223
5.50%, 9/15/2053	380	391
Oracle Corp.
4.90%, 2/6/2033	1,300	1,257
3.60%, 4/1/2040	1,000	772
5.55%, 2/6/2053	920	879
4.38%, 5/15/2055	900	707
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,211
2.00%, 6/30/2030	570	474
VMware LLC 4.65%, 5/15/2027	550	538
		7,452
Specialized REITs — 0.4%
American Tower Corp.
3.38%, 10/15/2026	312	298
2.10%, 6/15/2030	630	518
1.88%, 10/15/2030	1,090	876
3.10%, 6/15/2050	496	324
2.95%, 1/15/2051	324	206
Crown Castle, Inc.
4.00%, 3/1/2027	264	254
2.10%, 4/1/2031	2,000	1,606
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,064
Extra Space Storage LP
4.00%, 6/15/2029	859	806
5.90%, 1/15/2031	1,080	1,106
2.40%, 10/15/2031	485	392
Public Storage Operating Co.
1.95%, 11/9/2028	615	540
2.25%, 11/9/2031	516	425
		8,415
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	690	549
Lowe's Cos., Inc. 2.63%, 4/1/2031	1,683	1,434
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	411
		2,394
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	1,005
Dell International LLC
6.02%, 6/15/2026	728	736
4.90%, 10/1/2026	1,265	1,253
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
5.25%, 2/1/2028	1,245	1,254
3.45%, 12/15/2051	61	42
		4,290
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,361
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	690
4.39%, 8/15/2037	1,730	1,419
3.73%, 9/25/2040	520	378
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	103
		3,951
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 7/1/2025	476	462
3.75%, 6/1/2026	526	507
1.88%, 8/15/2026	657	603
5.85%, 12/15/2027	710	719
3.25%, 10/1/2029	2,080	1,850
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	1,047	1,042
		5,183
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	802
5.45%, 3/1/2054	2,300	2,263
		3,065
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	745	615
Sprint LLC 7.63%, 3/1/2026	405	418
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,766
5.15%, 4/15/2034	830	817
3.60%, 11/15/2060	915	633
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	957
5.63%, 2/10/2053	250	242
		6,448
Total Corporate Bonds (Cost $650,684)		602,386
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,301
4.38%, 5/15/2040	11,000	10,961
3.88%, 8/15/2040	21,115	19,749
2.25%, 5/15/2041	18,355	13,402
1.75%, 8/15/2041	490	326
2.00%, 11/15/2041	1,160	803
2.38%, 2/15/2042	48,290	35,486
2.75%, 11/15/2042	12,300	9,531
4.00%, 11/15/2042	4,400	4,107
3.13%, 2/15/2043	415	341
3.63%, 8/15/2043	5,214	4,597
3.75%, 11/15/2043	12,628	11,322
3.00%, 11/15/2044	8,200	6,504
2.88%, 8/15/2045	2,795	2,158
2.25%, 8/15/2046	13,193	8,961
3.00%, 2/15/2047	548	428
3.13%, 5/15/2048	3,757	2,985
2.25%, 8/15/2049	14,665	9,712
2.38%, 11/15/2049	3,700	2,518
2.00%, 2/15/2050	5,329	3,318
1.25%, 5/15/2050	6,152	3,125
1.38%, 8/15/2050	565	297
1.63%, 11/15/2050	8,800	4,942
1.88%, 2/15/2051	18,386	11,007
2.00%, 8/15/2051	22,110	13,616
1.88%, 11/15/2051	7,225	4,304
2.25%, 2/15/2052	12,655	8,278
2.88%, 5/15/2052	6,575	4,951
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	439	436
3.63%, 4/15/2028	1,515	1,613
2.50%, 1/15/2029	429	440
U.S. Treasury Notes
5.00%, 10/31/2025	21,840	21,922
2.63%, 5/31/2027	12,000	11,359
3.25%, 6/30/2027	12,000	11,582
3.13%, 8/31/2027	43,850	42,077
0.38%, 9/30/2027	4,690	4,076
0.75%, 1/31/2028	4,500	3,924
1.25%, 3/31/2028	9,800	8,683
3.50%, 4/30/2028	50,370	48,810
1.25%, 6/30/2028	13,470	11,855
1.00%, 7/31/2028	9,500	8,250
4.13%, 7/31/2028	38,000	37,734
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.75%, 1/31/2029	3,850	3,423
1.88%, 2/28/2029	18,000	16,074
2.88%, 4/30/2029	30,400	28,444
2.75%, 5/31/2029	130	121
3.25%, 6/30/2029	30,000	28,537
1.50%, 2/15/2030	895	766
4.88%, 10/31/2030	17,500	18,091
1.25%, 8/15/2031	1,040	842
1.38%, 11/15/2031	1,174	953
1.88%, 2/15/2032	27,100	22,757
2.88%, 5/15/2032	5,725	5,174
2.75%, 8/15/2032	20,510	18,311
4.50%, 11/15/2033	29,000	29,548
U.S. Treasury STRIPS Bonds
2.04%, 8/15/2024 (f)	6,895	6,733
8.58%, 5/15/2026 (f)	1,500	1,354
4.05%, 8/15/2026 (f)	1,592	1,423
4.79%, 11/15/2040 (f)	5,430	2,486
4.81%, 2/15/2041 (f)	3,487	1,576
2.60%, 11/15/2041 (f)	500	218
Total U.S. Treasury Obligations (Cost $686,533)		600,622
Mortgage-Backed Securities — 21.8%
FHLMC
Pool # 846812, ARM, 5.94%, 4/1/2030 (g)	2	2
Pool # 781087, ARM, 6.36%, 12/1/2033 (g)	79	78
Pool # 1B1665, ARM, 4.79%, 4/1/2034 (g)	46	45
Pool # 847356, ARM, 6.69%, 12/1/2034 (g)	43	43
Pool # 782979, ARM, 6.37%, 1/1/2035 (g)	68	70
Pool # 1Q0025, ARM, 5.80%, 2/1/2036 (g)	23	24
Pool # 848431, ARM, 6.27%, 2/1/2036 (g)	34	34
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (g)	7	8
Pool # 848365, ARM, 5.90%, 7/1/2036 (g)	40	41
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (g)	9	9
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (g)	36	36
Pool # 1A1096, ARM, 7.56%, 10/1/2036 (g)	73	74
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (g)	70	69
Pool # 782760, ARM, 6.29%, 11/1/2036 (g)	39	40
Pool # 1J1634, ARM, 5.92%, 12/1/2036 (g)	47	48
Pool # 1Q0739, ARM, 7.61%, 3/1/2037 (g)	41	42
Pool # 848699, ARM, 5.80%, 7/1/2040 (g)	78	80
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	88	84
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	13	13
Pool # G01448, 7.00%, 8/1/2032	30	31
Pool # A13625, 5.50%, 10/1/2033	100	102
Pool # A16107, 6.00%, 12/1/2033	52	53
Pool # A17537, 6.00%, 1/1/2034	49	50
Pool # A61572, 5.00%, 9/1/2034	278	276
Pool # A28796, 6.50%, 11/1/2034	45	46
Pool # G03369, 6.50%, 1/1/2035	101	104
Pool # A46987, 5.50%, 7/1/2035	230	234
Pool # G01919, 4.00%, 9/1/2035	145	138
Pool # C02641, 7.00%, 10/1/2036	31	32
Pool # C02660, 6.50%, 11/1/2036	66	69
Pool # A93383, 5.00%, 8/1/2040	187	186
Pool # A93511, 5.00%, 8/1/2040	176	174
Pool # G06493, 4.50%, 5/1/2041	749	732
Pool # Z40179, 4.00%, 7/1/2048	1,900	1,785
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	28	28
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	259	250
Pool # U80254, 3.00%, 3/1/2033	188	176
Pool # P20409, 5.50%, 10/1/2033	42	42
Pool # U90975, 4.00%, 6/1/2042	794	749
Pool # U90673, 4.00%, 1/1/2043	214	202
Pool # U99134, 4.00%, 1/1/2046	3,986	3,763
Pool # U69030, 4.50%, 1/1/2046	1,402	1,362
Pool # RE0006, 3.50%, 1/1/2050	2,520	2,246
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,407	1,341
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051 (e)	3,215	2,670
Pool # SD1076, 3.00%, 1/1/2052	816	703
Pool # RA6702, 3.00%, 2/1/2052	3,741	3,204
Pool # SD3781, 4.00%, 7/1/2052	3,828	3,525
Pool # QF0379, 5.00%, 8/1/2052	1,512	1,467
Pool # SD1725, 4.00%, 10/1/2052	5,198	4,788
FNMA
Pool # 54844, ARM, 4.46%, 9/1/2027 (g)	3	3
Pool # 303532, ARM, 4.57%, 3/1/2029 (g)	2	2
Pool # 555258, ARM, 5.65%, 1/1/2033 (g)	138	136
Pool # 722985, ARM, 5.90%, 7/1/2033 (g)	6	6
Pool # 686040, ARM, 5.96%, 7/1/2033 (g)	42	42
Pool # 746299, ARM, 6.06%, 9/1/2033 (g)	54	56
Pool # 766610, ARM, 5.93%, 1/1/2034 (g)	13	12
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 920467, ARM, 6.50%, 2/1/2034 (g)	63	62
Pool # 770377, ARM, 4.39%, 4/1/2034 (g)	25	25
Pool # 751531, ARM, 5.33%, 5/1/2034 (g)	51	51
Pool # 782306, ARM, 6.17%, 7/1/2034 (g)	5	5
Pool # 735332, ARM, 5.76%, 8/1/2034 (g)	64	64
Pool # 790235, ARM, 5.86%, 8/1/2034 (g)	43	42
Pool # 791961, ARM, 5.69%, 9/1/2034 (g)	13	13
Pool # 803594, ARM, 5.83%, 10/1/2034 (g)	51	51
Pool # 803599, ARM, 5.83%, 10/1/2034 (g)	60	60
Pool # 896463, ARM, 6.28%, 10/1/2034 (g)	39	40
Pool # 806778, ARM, 5.38%, 11/1/2034 (g)	209	208
Pool # 806776, ARM, 7.42%, 11/1/2034 (g)	58	58
Pool # 802692, ARM, 6.00%, 1/1/2035 (g)	47	46
Pool # 810896, ARM, 7.35%, 1/1/2035 (g)	109	111
Pool # 816597, ARM, 6.05%, 2/1/2035 (g)	14	14
Pool # 745862, ARM, 5.56%, 4/1/2035 (g)	35	35
Pool # 735539, ARM, 5.69%, 4/1/2035 (g)	208	214
Pool # 821378, ARM, 5.04%, 5/1/2035 (g)	33	32
Pool # 823660, ARM, 5.13%, 5/1/2035 (g)	37	37
Pool # 745766, ARM, 5.88%, 6/1/2035 (g)	89	88
Pool # 832801, ARM, 5.97%, 9/1/2035 (g)	16	16
Pool # 843026, ARM, 7.11%, 9/1/2035 (g)	101	102
Pool # 849251, ARM, 6.96%, 1/1/2036 (g)	34	35
Pool # 895141, ARM, 7.31%, 7/1/2036 (g)	47	48
Pool # 900197, ARM, 6.32%, 10/1/2036 (g)	48	49
Pool # 966946, ARM, 6.28%, 1/1/2038 (g)	9	9
FNMA UMBS, 15 Year Pool # AD0133, 5.00%, 8/1/2024	—	—
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	—	—
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # MA1138, 3.50%, 8/1/2032	220	210
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	13	13
Pool # 695533, 8.00%, 6/1/2027	6	6
Pool # 755973, 8.00%, 11/1/2028	37	38
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	6	6
Pool # 459097, 7.00%, 1/1/2029	2	2
Pool # 889020, 6.50%, 11/1/2029	89	91
Pool # 598559, 6.50%, 8/1/2031	19	19
Pool # 622542, 5.50%, 9/1/2031	100	101
Pool # 788150, 6.00%, 3/1/2032	10	11
Pool # 675555, 6.00%, 12/1/2032	27	28
Pool # AL0045, 6.00%, 12/1/2032	130	133
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	44	46
Pool # 723852, 5.00%, 7/1/2033	49	49
Pool # 729296, 5.00%, 7/1/2033	126	125
Pool # 729379, 6.00%, 8/1/2033	12	13
Pool # 737825, 6.00%, 9/1/2033	20	20
Pool # 750977, 4.50%, 11/1/2033	30	29
Pool # 725017, 5.50%, 12/1/2033	190	193
Pool # 751341, 5.50%, 3/1/2034	26	26
Pool # 888568, 5.00%, 12/1/2034	4	4
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,372	1,416
Pool # 820347, 5.00%, 9/1/2035	37	37
Pool # 833657, 7.50%, 8/1/2036	16	16
Pool # 986648, 6.00%, 9/1/2037	64	66
Pool # 888892, 7.50%, 11/1/2037	17	18
Pool # 257510, 7.00%, 12/1/2038	72	76
Pool # AD0753, 7.00%, 1/1/2039	47	49
Pool # AT5891, 3.00%, 6/1/2043	1,533	1,361
Pool # AL7527, 4.50%, 9/1/2043	542	529
Pool # BM3500, 4.00%, 9/1/2047	1,505	1,440
Pool # BJ1778, 4.50%, 10/1/2047	499	482
Pool # BN9180, 4.00%, 6/1/2049	336	313
Pool # BK8753, 4.50%, 6/1/2049	730	699
Pool # BO1219, 4.50%, 6/1/2049	1,927	1,843
Pool # BO7077, 3.00%, 9/1/2049	1,953	1,701
Pool # CA5549, 3.00%, 4/1/2050	4,444	3,865
Pool # CA5702, 2.50%, 5/1/2050	5,631	4,698
Pool # CA6079, 2.50%, 6/1/2050	3,062	2,521
Pool # BP6439, 2.50%, 7/1/2050	6,914	5,694
Pool # CA6361, 2.50%, 7/1/2050	4,141	3,475
Pool # CA6989, 2.50%, 9/1/2050	5,027	4,212
Pool # FS3599, 2.50%, 1/1/2051	4,744	3,927
Pool # BQ4516, 2.00%, 2/1/2051	6,413	5,076
Pool # FS0730, 4.00%, 2/1/2051	3,750	3,468
Pool # BU0070, 2.50%, 10/1/2051	4,665	3,846
Pool # CB1908, 2.50%, 10/1/2051	10,981	9,080
Pool # MA4466, 2.50%, 11/1/2051	4,393	3,620
Pool # FS2559, 3.00%, 12/1/2051	2,543	2,194
Pool # FS4108, 4.00%, 12/1/2051	3,805	3,508
Pool # CB2637, 2.50%, 1/1/2052	3,870	3,197
Pool # CB2664, 3.00%, 1/1/2052	1,803	1,546
Pool # CB2670, 3.00%, 1/1/2052	3,594	3,078
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS5986, 2.50%, 2/1/2052	4,903	4,073
Pool # FS3345, 3.00%, 2/1/2052	4,539	3,890
Pool # FS5446, 2.50%, 3/1/2052	6,184	5,098
Pool # FS0751, 3.00%, 3/1/2052	938	804
Pool # CB3383, 4.00%, 4/1/2052	4,341	3,998
Pool # FS4720, 2.50%, 5/1/2052	4,722	3,936
Pool # FS7204, 3.00%, 5/1/2052 (e)	1,800	1,552
Pool # CB3679, 4.00%, 5/1/2052	4,108	3,783
Pool # CB3913, 4.00%, 5/1/2052	1,643	1,513
Pool # CB4124, 4.00%, 6/1/2052	2,110	1,943
Pool # CB4608, 4.00%, 9/1/2052	4,647	4,278
Pool # BW8524, 5.00%, 9/1/2052	2,476	2,404
Pool # BW9985, 5.00%, 9/1/2052	3,695	3,586
Pool # BV6789, 4.00%, 10/1/2052	1,339	1,233
Pool # BX0091, 5.00%, 10/1/2052	1,869	1,815
Pool # BV6794, 5.00%, 11/1/2052	1,677	1,639
Pool # CB5896, 5.00%, 3/1/2053	2,638	2,561
Pool # BY4714, 5.00%, 6/1/2053	5,788	5,615
Pool # BY7027, 5.00%, 8/1/2053	4,963	4,815
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	19	19
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	28	28
Pool # 931717, 6.50%, 8/1/2039	154	155
FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	831	818
Pool # AM4991, 3.97%, 12/1/2025	1,554	1,526
Pool # AL6805, 3.81%, 1/1/2026 (g)	1,718	1,683
Pool # 468645, 4.54%, 7/1/2026	2,323	2,302
Pool # AM7223, 3.11%, 12/1/2026	3,143	3,007
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,910
Pool # AM8803, 2.78%, 6/1/2027	4,486	4,215
Pool # AM8987, 2.79%, 6/1/2027	1,656	1,554
Pool # BL9574, 1.00%, 12/1/2027	3,930	3,437
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,877
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,912
Pool # BL4364, 2.24%, 11/1/2029	5,340	4,704
Pool # BL4333, 2.52%, 11/1/2029	5,839	5,213
Pool # AM7785, 3.17%, 2/1/2030	2,669	2,466
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,883
Pool # AM8544, 3.08%, 4/1/2030	7,120	6,535
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,200
Pool # AM9020, 2.97%, 6/1/2030	3,578	3,257
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,050
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9251, 1.45%, 10/1/2030	4,406	3,617
Pool # BL4315, 2.39%, 9/1/2031	4,361	3,743
Pool # BS5153, 2.53%, 9/1/2031	971	831
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,566
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,163
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,835
Pool # BS8294, 4.44%, 1/1/2032	2,483	2,418
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,875
Pool # BM7037, 1.75%, 3/1/2032 (g)	6,744	5,411
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,244
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,224
Pool # BS5760, 2.43%, 5/1/2032	2,899	2,469
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,688
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,036
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,818
Pool # BS6597, 3.67%, 9/1/2032	820	750
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,572
Pool # BS6505, 3.54%, 10/1/2032	3,418	3,134
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,183
Pool # BS6759, 3.97%, 10/1/2032	4,899	4,629
Pool # AP9632, 4.00%, 10/1/2032	120	115
Pool # AP9762, 4.00%, 10/1/2032	141	136
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,927
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,014
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,112
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,400
Pool # AQ7084, 3.50%, 12/1/2032	352	335
Pool # AT2703, 3.50%, 5/1/2033	585	553
Pool # AT2954, 3.50%, 5/1/2033	371	352
Pool # AT4180, 3.50%, 5/1/2033	344	327
Pool # AT4939, 3.50%, 5/1/2033	336	319
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,930
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,854
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,252
Pool # 754922, 5.50%, 9/1/2033	29	29
Pool # 762520, 4.00%, 11/1/2033	145	140
Pool # BS4198, 2.16%, 12/1/2033	8,973	7,288
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,574
Pool # BL3756, 2.92%, 9/1/2034	2,525	2,163
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,146
Pool # AM8922, 3.03%, 6/1/2035	2,249	2,043
Pool # AM9188, 3.12%, 6/1/2035	7,000	5,983
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,628
Pool # 849215, 6.50%, 1/1/2036	17	17
Pool # 872740, 6.50%, 6/1/2036	36	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,116	4,035
Pool # 888796, 6.00%, 9/1/2037	44	44
Pool # AO7225, 4.00%, 7/1/2042	238	224
Pool # AO9352, 4.00%, 7/1/2042	346	326
Pool # MA1125, 4.00%, 7/1/2042	317	299
Pool # AR1397, 3.00%, 1/1/2043	731	646
Pool # MA1711, 4.50%, 12/1/2043	1,225	1,184
Pool # MA1828, 4.50%, 3/1/2044	912	881
Pool # BF0558, 5.00%, 12/1/2049	3,597	3,555
Pool # BF0091, 3.50%, 5/1/2056	940	838
Pool # BF0101, 3.50%, 6/1/2056	3,075	2,757
Pool # BF0300, 4.00%, 8/1/2058	8,661	8,056
Pool # BF0464, 3.50%, 3/1/2060	2,540	2,236
Pool # BF0546, 2.50%, 7/1/2061	3,702	2,942
Pool # BF0560, 2.50%, 9/1/2061	4,697	3,733
Pool # BF0590, 2.50%, 12/1/2061	7,434	5,990
Pool # BF0579, 3.00%, 12/1/2061	6,278	5,247
Pool # BF0583, 4.00%, 12/1/2061	4,261	3,922
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 3/25/2054 (e)	8,840	7,262
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	16	16
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 591882, 6.50%, 7/15/2032	10	11
Pool # 607645, 6.50%, 2/15/2033	21	22
Pool # 607724, 7.00%, 2/15/2033	27	27
Pool # 604209, 6.50%, 4/15/2033	30	31
Pool # 781614, 7.00%, 6/15/2033	34	36
Pool # BM2141, 5.00%, 7/15/2049	483	481
Pool # CO1916, 5.00%, 9/15/2052	2,930	3,011
GNMA II
Pool # CE5524, ARM, 6.68%, 8/20/2071 (g)	2,672	2,768
Pool # CH7776, ARM, 6.48%, 10/20/2071 (g)	3,027	3,105
Pool # CE5546, ARM, 6.62%, 10/20/2071 (g)	5,003	5,162
Pool # CK7234, ARM, 6.44%, 2/20/2072 (g)	2,442	2,502
Pool # CK2783, ARM, 6.58%, 2/20/2072 (g)	4,944	5,101
Pool # CK2799, ARM, 6.58%, 3/20/2072 (g)	3,993	4,125
Pool # CK2810, ARM, 6.55%, 4/20/2072 (g)	4,784	4,939
Pool # CP1819, ARM, 6.70%, 7/20/2072 (g)	3,780	3,940
Pool # CG5357, ARM, 6.59%, 8/20/2072 (g)	2,114	2,189
Pool # CP4923, ARM, 6.81%, 8/20/2072 (g)	5,581	5,813
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	45	44
Pool # 4245, 6.00%, 9/20/2038	331	348
Pool # AK8806, 4.25%, 3/20/2045	860	818
Pool # BM2118, 4.50%, 6/20/2049	148	142
Pool # BO0535, 4.00%, 7/20/2049	1,136	1,054
Pool # BO8227, 5.00%, 7/20/2049	868	868
Pool # BO8229, 5.00%, 7/20/2049	571	576
Pool # BM9734, 4.00%, 10/20/2049	1,419	1,340
Pool # BQ4115, 3.00%, 3/20/2050	2,999	2,630
Pool # 785294, 3.50%, 1/20/2051	3,537	3,157
Pool # CB1543, 3.00%, 2/20/2051	2,442	2,142
Pool # CK2698, 3.00%, 2/20/2052	1,242	1,089
Pool # CK2716, 3.50%, 2/20/2052	3,882	3,470
Pool # CM2161, 3.00%, 3/20/2052	2,404	2,108
Pool # CM2213, 3.00%, 3/20/2052	437	383
Pool # CN2859, 4.50%, 6/20/2052	4,042	3,860
Pool # CO4824, 5.00%, 6/20/2052	1,590	1,575
Pool # CO4865, 5.00%, 7/20/2052	1,847	1,809
Pool # MA8200, 4.00%, 8/20/2052	8,959	8,338
Pool # CO8413, 4.50%, 9/20/2052	4,893	4,673
Pool # CT7445, 6.00%, 4/20/2053	1,485	1,493
Total Mortgage-Backed Securities (Cost $533,409)		503,953
Asset-Backed Securities — 13.8%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.24%, 12/26/2044 (a) (g)	491	478
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	3,049	1,982
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	440	428
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	172	162
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	353	319
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	499	439
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	149	135
Series 2019-1, Class A, 3.50%, 2/15/2032	2,349	2,026
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,328	3,281
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (a)	2,000	1,984
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	846
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,479	2,436
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	494
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	2,380	2,381
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,539	3,457
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,275	1,270
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	3,500	3,341
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	4,000	3,727
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,600	1,445
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,296	2,056
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,338	2,313
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	2,637	2,681
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	3,000	2,877
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (a)	4,200	4,066
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,393	1,390
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	398	374
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	641	588
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	581	520
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	258	250
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,755	1,642
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	792	687
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	1,100	1,107
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	2,418	2,321
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (d)	216	208
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	862
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 9.06%, 12/15/2024 (a) (g)	63	63
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	1,722	1,700
Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	4,080	4,026
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (a)	2,000	1,779
Series 2020-3, Class B, 2.20%, 8/15/2053 (a)	3,180	2,597
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	4,000	4,103
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	7,280	7,150
Series 2022-3A, Class C, 8.45%, 2/15/2033 (a)	4,100	4,243
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	3,205	3,245
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,500	2,529
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	3,845	3,862
6.95%, 2/15/2034	6,000	6,000
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	353	352
CVS Pass-Through Trust
5.93%, 1/10/2034 (a)	677	667
Series 2013, 4.70%, 1/10/2036 (a)	532	486
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.34%, 10/25/2034 (g)	44	43
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	2,700	2,450
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	208	195
Series 2020-1, Class AA, 2.00%, 6/10/2028	275	245
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	4,220	3,800
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,251	2,197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,600	1,612
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	3,500	3,601
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	373	371
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	3,000	2,809
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (a)	3,466	3,338
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	4,000	3,622
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	3,700	3,458
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (a)	5,190	5,331
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 3/25/2024 ‡ (a) (g)	7,325	7,276
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	5,000	4,546
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (g)	4,300	3,740
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (g)	3,370	2,932
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	6,000	5,791
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	62	62
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (a)	613	613
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	29	24
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	2,361	2,338
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	2,500	2,516
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	2,085	2,092
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	1,244	1,046
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	2,931	2,750
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	264	236
GRANITE PARK FX NOTES ISSUER LLC Series 2024-1, 6.82%, 7/15/2032	2,000	2,000
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	1,436	1,399
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	677	600
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	269	241
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	688	625
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.92%, 4/20/2037 (a) (g)	1,500	1,471
Jonah, 7.80%, 11/10/2037 ‡ (a)	2,585	2,517
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	2,070	2,063
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (a) (g)	1,013	19
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (a) (g)	945	30
Series 2015-2, Class A, IO, 3.37%, 7/25/2041 (a) (g)	456	46
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	1,795	1,627
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (a)	5,237	5,037
Series 2022-C, Class B, 7.46%, 2/15/2030 (a)	4,000	4,006
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (a)	2,900	2,867
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (a)	2,033	2,058
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	327	320
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	1,206	1,199
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,964	1,978
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	993	935
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (d)	196	185
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	731	699
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	2,647	2,464
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,209	1,124
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	3,880	3,753
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (a)	2,667	2,601
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pendoor Proper, Zero Coupon, 2/15/2025 ‡ (a)	4,150	3,963
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.57%, 5/25/2027 (a) (g)	3,450	3,495
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	4,000	4,045
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	1,544	1,521
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (d)	3,181	3,027
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	4,918	4,800
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	2,380	2,338
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	4,000	3,747
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (a)	3,250	3,027
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (a)	3,446	3,105
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	2,685	2,558
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (a)	3,619	3,569
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	287	72
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	340	310
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	4,688	4,696
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,712	2,749
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3, 4.14%, 2/16/2027	2,741	2,727
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,672
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,763
SART Series 2018-1, 4.76%, 6/15/2025 ‡	195	194
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (a)	455	447
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	3,688	3,680
Series 2023-1A, Class C, 6.77%, 8/22/2033 (a)	3,815	3,916
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (d)	145	117
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (a)	439	432
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	268	231
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (a)	1,837	1,756
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	729	698
Series 2018-1, Class B, 4.60%, 3/1/2026	405	391
Series 2016-1, Class A, 3.45%, 7/7/2028	516	467
Series 2018-1, Class AA, 3.50%, 3/1/2030	552	506
Series 2018-1, Class A, 3.70%, 3/1/2030	1,245	1,116
Series 2019-1, Class AA, 4.15%, 8/25/2031	788	732
Series 2019-1, Class A, 4.55%, 8/25/2031	705	646
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,095	936
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	1,863	1,858
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	644	644
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	4,700	1,816
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,444
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	1,505	1,443
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (d)	3,177	3,082
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	2,206	2,156
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (d)	1,702	1,665
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	1,941	1,901
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	4,910	4,865
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	3,400	3,417
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	2,632	2,678
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	3,047	3,094
Total Asset-Backed Securities (Cost $330,154)		318,785
Collateralized Mortgage Obligations — 5.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,414	2,395
Series 2005-1CB, Class 1A6, IF, IO, 1.66%, 3/25/2035 (g)	323	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (g)	2,553	128
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (g)	1,000	26
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	914	766
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	47	19
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (g)	1,918	76
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (g)	1,448	54
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	575	436
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (g)	409	24
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	264	227
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	856	449
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	231	190
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	56	39
Series 2004-2, Class 30, PO, 9/20/2034	66	48
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	138	114
Series 2005-7, Class 30, PO, 11/25/2035	54	55
Series 2005-8, Class 30, PO, 1/25/2036	32	21
Series 2006-A, Class 3A2, 4.86%, 2/20/2036 (g)	85	73
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.68%, 2/25/2034 (g)	24	23
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 5.62%, 10/25/2033 (g)	10	9
Series 2004-1, Class 12A1, 4.76%, 4/25/2034 (g)	125	108
Series 2004-2, Class 14A, 3.94%, 5/25/2034 (g)	18	16
Series 2006-1, Class A1, 7.66%, 2/25/2036 (g)	254	233
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 5.55%, 5/20/2034 (g)	27	25
Series 2004-HYB3, Class 2A, 3.89%, 6/20/2034 (g)	103	93
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 2A1, 6.51%, 6/25/2034 (g)	76	69
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (g)	107	99
Series 2005-16, Class A23, 5.50%, 9/25/2035	186	117
Series 2005-22, Class 2A1, 4.70%, 11/25/2035 (g)	619	492
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	26	16
Series 2005-8, Class A, PO, 11/25/2035	48	29
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (g)	10	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (g)	10	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (g)	186	177
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	6
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	11	10
Series 2005-1, Class 2A1A, 3.48%, 2/25/2035 (g)	141	115
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	84	81
Series 2005-5, Class 1A2, 4.83%, 8/25/2035 (g)	155	125
Credit One, 6.47%, 2/25/2029 ‡	4,000	4,000
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.64%, 2/25/2033 (g)	164	161
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	32	30
Series 2003-25, Class 1P, PO, 10/25/2033	75	54
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	398	386
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	839	815
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (a) (g)	4,597	4,441
FHLMC, REMIC
Series 1695, Class EB, 7.00%, 3/15/2024	—	—
Series 1706, Class K, 7.00%, 3/15/2024	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2033, Class SN, IF, IO, 17.39%, 3/15/2024 (g)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 6.48%, 5/15/2024 (g)	—	—
Series 1745, Class D, 7.50%, 8/15/2024	1	1
Series 3720, Class A, 4.50%, 9/15/2025	9	9
Series 3131, Class BK, 5.50%, 3/15/2026	47	47
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	3	3
Series 1899, Class ZE, 8.00%, 9/15/2026	13	13
Series 3229, Class HE, 5.00%, 10/15/2026	52	52
Series 1963, Class Z, 7.50%, 1/15/2027	10	10
Series 1935, Class FL, 6.14%, 2/15/2027 (g)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	11	11
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	8	8
Series 2019, Class Z, 6.50%, 12/15/2027	16	16
Series 2038, Class PN, IO, 7.00%, 3/15/2028	13	1
Series 2040, Class PE, 7.50%, 3/15/2028	23	23
Series 4251, Class KW, 2.50%, 4/15/2028	1,636	1,567
Series 2043, Class CJ, 6.50%, 4/15/2028	4	4
Series 2054, Class PV, 7.50%, 5/15/2028	18	19
Series 2075, Class PM, 6.25%, 8/15/2028	47	47
Series 2075, Class PH, 6.50%, 8/15/2028	42	42
Series 2086, Class GB, 6.00%, 9/15/2028	8	8
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	20	1
Series 2095, Class PE, 6.00%, 11/15/2028	50	50
Series 2125, Class JZ, 6.00%, 2/15/2029	20	20
Series 2136, Class PG, 6.00%, 3/15/2029	21	21
Series 2132, Class SB, IF, 6.94%, 3/15/2029 (g)	4	4
Series 2141, IO, 7.00%, 4/15/2029	6	—
Series 2169, Class TB, 7.00%, 6/15/2029	65	67
Series 2163, Class PC, IO, 7.50%, 6/15/2029	7	1
Series 2172, Class QC, 7.00%, 7/15/2029	49	51
Series 2176, Class OJ, 7.00%, 8/15/2029	37	38
Series 2201, Class C, 8.00%, 11/15/2029	13	14
Series 2209, Class TC, 8.00%, 1/15/2030	17	18
Series 2210, Class Z, 8.00%, 1/15/2030	40	42
Series 2224, Class CB, 8.00%, 3/15/2030	9	10
Series 2230, Class Z, 8.00%, 4/15/2030	23	24
Series 2234, Class PZ, 7.50%, 5/15/2030	19	20
Series 2247, Class Z, 7.50%, 8/15/2030	20	21
Series 2256, Class MC, 7.25%, 9/15/2030	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2259, Class ZM, 7.00%, 10/15/2030	36	37
Series 2262, Class Z, 7.50%, 10/15/2030	5	5
Series 2271, Class PC, 7.25%, 12/15/2030	37	39
Series 2296, Class PD, 7.00%, 3/15/2031	28	29
Series 2313, Class LA, 6.50%, 5/15/2031	13	13
Series 2325, Class PM, 7.00%, 6/15/2031	22	23
Series 2359, Class ZB, 8.50%, 6/15/2031	63	67
Series 2344, Class ZD, 6.50%, 8/15/2031	219	225
Series 2344, Class ZJ, 6.50%, 8/15/2031	24	25
Series 2345, Class NE, 6.50%, 8/15/2031	21	22
Series 2351, Class PZ, 6.50%, 8/15/2031	17	17
Series 2353, Class AZ, 6.00%, 9/15/2031	116	116
Series 2367, Class ME, 6.50%, 10/15/2031	47	49
Series 2396, Class FM, 5.89%, 12/15/2031 (g)	38	38
Series 2399, Class OH, 6.50%, 1/15/2032	50	51
Series 2399, Class TH, 6.50%, 1/15/2032	57	58
Series 2464, Class SI, IF, IO, 2.56%, 2/15/2032 (g)	111	8
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (g)	20	1
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (g)	45	48
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (g)	46	49
Series 2410, Class OE, 6.38%, 2/15/2032	1	1
Series 2410, Class NG, 6.50%, 2/15/2032	54	56
Series 2420, Class XK, 6.50%, 2/15/2032	88	90
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (g)	41	3
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (g)	33	3
Series 2430, Class WF, 6.50%, 3/15/2032	110	114
Series 2423, Class MC, 7.00%, 3/15/2032	59	61
Series 2423, Class MT, 7.00%, 3/15/2032	51	53
Series 2435, Class CJ, 6.50%, 4/15/2032	70	73
Series 2434, Class TC, 7.00%, 4/15/2032	58	60
Series 2436, Class MC, 7.00%, 4/15/2032	31	32
Series 2455, Class GK, 6.50%, 5/15/2032	128	132
Series 2450, Class GZ, 7.00%, 5/15/2032	40	42
Series 2462, Class JG, 6.50%, 6/15/2032	61	63
Series 2466, Class PH, 6.50%, 6/15/2032	100	103
Series 2474, Class NR, 6.50%, 7/15/2032	57	59
Series 2484, Class LZ, 6.50%, 7/15/2032	67	69
Series 2500, Class MC, 6.00%, 9/15/2032	65	67
Series 2835, Class QO, PO, 12/15/2032	9	7
Series 2543, Class YX, 6.00%, 12/15/2032	133	136
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2544, Class HC, 6.00%, 12/15/2032	91	93
Series 2552, Class ME, 6.00%, 1/15/2033	144	147
Series 2567, Class QD, 6.00%, 2/15/2033	148	151
Series 2575, Class ME, 6.00%, 2/15/2033	359	368
Series 2596, Class QG, 6.00%, 3/15/2033	82	84
Series 2586, Class WI, IO, 6.50%, 3/15/2033	37	6
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (g)	27	26
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,351
Series 3920, Class LP, 5.00%, 1/15/2034	327	326
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 3611, PO, 7/15/2034	22	19
Series 2990, Class UZ, 5.75%, 6/15/2035	860	852
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,215
Series 3014, Class OD, PO, 8/15/2035	23	20
Series 3085, Class WF, 6.24%, 8/15/2035 (g)	56	56
Series 3047, Class OD, 5.50%, 10/15/2035	290	290
Series 3074, Class BH, 5.00%, 11/15/2035	83	82
Series 3064, Class MC, 5.50%, 11/15/2035	2,908	2,955
Series 3102, Class HS, IF, 4.62%, 1/15/2036 (g)	12	12
Series 3102, Class FB, 5.74%, 1/15/2036 (g)	30	30
Series 3117, Class EO, PO, 2/15/2036	133	113
Series 3117, Class OK, PO, 2/15/2036	81	68
Series 3134, PO, 3/15/2036	21	17
Series 3152, Class MO, PO, 3/15/2036	114	97
Series 3122, Class ZB, 6.00%, 3/15/2036	31	33
Series 3138, PO, 4/15/2036	101	84
Series 3607, Class BO, PO, 4/15/2036	47	40
Series 3219, Class DI, IO, 6.00%, 4/15/2036	71	13
Series 3819, Class ZQ, 6.00%, 4/15/2036	436	449
Series 3149, Class SO, PO, 5/15/2036	19	15
Series 3233, Class OP, PO, 5/15/2036	30	25
Series 3171, Class MO, PO, 6/15/2036	14	12
Series 3179, Class OA, PO, 7/15/2036	85	70
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (g)	19	2
Series 3211, Class SO, PO, 9/15/2036	104	89
Series 3218, Class AO, PO, 9/15/2036	51	40
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (g)	128	9
Series 3256, PO, 12/15/2036	67	55
Series 3261, Class OA, PO, 1/15/2037	77	63
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (g)	133	10
Series 3274, Class JO, PO, 2/15/2037	21	19
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3275, Class FL, 5.88%, 2/15/2037 (g)	19	18
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (g)	193	12
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	101	81
Series 3315, Class HZ, 6.00%, 5/15/2037	74	77
Series 3326, Class JO, PO, 6/15/2037	6	5
Series 3331, PO, 6/15/2037	70	58
Series 3607, Class OP, PO, 7/15/2037	231	188
Series 4048, Class FJ, 5.67%, 7/15/2037 (g)	253	249
Series 3385, Class SN, IF, IO, 0.56%, 11/15/2037 (g)	26	1
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (g)	113	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	594	5
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (g)	166	11
Series 3424, Class PI, IF, IO, 1.36%, 4/15/2038 (g)	153	14
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (g)	163	12
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (g)	123	8
Series 3549, Class FA, 6.64%, 7/15/2039 (g)	9	8
Series 3621, Class BO, PO, 1/15/2040	69	58
Series 3747, Class PY, 4.00%, 10/15/2040	643	605
Series 3925, Class FL, 5.89%, 1/15/2041 (g)	47	47
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	70	66
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	208	207
Series 3957, Class B, 4.00%, 11/15/2041	74	70
Series 3966, Class NA, 4.00%, 12/15/2041	202	191
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	1,957
Series 4928, Class PB, 2.50%, 9/25/2048	422	373
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	155	28
Series 233, Class 13, IO, 5.00%, 9/15/2035	222	36
Series 299, Class 300, 3.00%, 1/15/2043	1,091	981
Series 310, PO, 9/15/2043	567	423
Series 323, Class 300, 3.00%, 1/15/2044	811	732
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (g)	190	178
Series T-76, Class 2A, 2.31%, 10/25/2037 (g)	461	448
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	152	148
Series T-54, Class 2A, 6.50%, 2/25/2043	809	821
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-54, Class 3A, 7.00%, 2/25/2043	222	231
Series T-58, Class A, PO, 9/25/2043	61	46
Series T-59, Class 1AP, PO, 10/25/2043	138	71
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 6.14%, 10/25/2034 (g)	72	70
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	333	161
Series 2007-FA4, Class 1A2, IF, IO, 0.21%, 8/25/2037 (g)	818	59
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	54	56
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	91	94
Series 2004-W15, Class 2AF, 5.69%, 8/25/2044 (g)	131	130
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (g)	369	365
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (g)	121	119
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,820	4,528
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	334	345
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	197	202
FNMA, REMIC
Series 1994-37, Class L, 6.50%, 3/25/2024	—	—
Series 1994-40, Class Z, 6.50%, 3/25/2024	1	1
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 1997-20, IO, 1.84%, 3/25/2027 (g)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	4	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	22	22
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	11	11
Series 1999-18, Class Z, 5.50%, 4/18/2029	10	10
Series 1999-17, Class C, 6.35%, 4/25/2029	9	9
Series 1999-62, Class PB, 7.50%, 12/18/2029	12	12
Series 2000-2, Class ZE, 7.50%, 2/25/2030	41	43
Series 2000-20, Class SA, IF, IO, 3.66%, 7/25/2030 (g)	5	—
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-7, Class PF, 7.00%, 3/25/2031	5	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	691	664
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	46	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	38	38
Series 2001-36, Class DE, 7.00%, 8/25/2031	39	41
Series 2001-49, Class Z, 6.50%, 9/25/2031	13	14
Series 2001-44, Class MY, 7.00%, 9/25/2031	100	103
Series 2001-44, Class PD, 7.00%, 9/25/2031	11	11
Series 2001-44, Class PU, 7.00%, 9/25/2031	15	15
Series 2001-52, Class KB, 6.50%, 10/25/2031	15	15
Series 2003-52, Class SX, IF, 6.64%, 10/25/2031 (g)	22	24
Series 2001-61, Class Z, 7.00%, 11/25/2031	147	151
Series 2001-72, Class SX, IF, 4.81%, 12/25/2031 (g)	2	3
Series 2002-1, Class SA, IF, 7.52%, 2/25/2032 (g)	7	8
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	91	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	37	38
Series 2002-28, Class PK, 6.50%, 5/25/2032	95	98
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,236	2,111
Series 2002-37, Class Z, 6.50%, 6/25/2032	27	28
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	90	8
Series 2002-48, Class GH, 6.50%, 8/25/2032	135	139
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	17	18
Series 2004-59, Class BG, PO, 12/25/2032	51	43
Series 2002-77, Class S, IF, 4.52%, 12/25/2032 (g)	22	23
Series 2003-22, Class UD, 4.00%, 4/25/2033	474	457
Series 2003-35, Class UC, 3.75%, 5/25/2033	3	3
Series 2003-42, Class GB, 4.00%, 5/25/2033	42	40
Series 2003-34, Class AX, 6.00%, 5/25/2033	87	88
Series 2003-34, Class ED, 6.00%, 5/25/2033	379	387
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	18	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	144	24
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	277	22
Series 2003-47, Class PE, 5.75%, 6/25/2033	84	86
Series 2003-64, Class SX, IF, 0.13%, 7/25/2033 (g)	19	18
Series 2003-132, Class OA, PO, 8/25/2033	3	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-71, Class DS, IF, 0.20%, 8/25/2033 (g)	185	165
Series 2003-74, Class SH, IF, 0.38%, 8/25/2033 (g)	43	40
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	158	22
Series 2003-91, Class SD, IF, 3.44%, 9/25/2033 (g)	31	30
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,374	2,235
Series 2013-101, Class E, 3.00%, 10/25/2033	2,153	2,027
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,743	2,577
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (g)	197	15
Series 2006-44, Class P, PO, 12/25/2033	396	332
Series 2003-130, Class SX, IF, 3.37%, 1/25/2034 (g)	3	3
Series 2004-25, Class SA, IF, 4.58%, 4/25/2034 (g)	74	77
Series 2004-46, Class SK, IF, 1.55%, 5/25/2034 (g)	133	129
Series 2004-46, Class QB, IF, 2.26%, 5/25/2034 (g)	75	80
Series 2004-36, Class SA, IF, 4.58%, 5/25/2034 (g)	184	197
Series 2004-51, Class SY, IF, 3.37%, 7/25/2034 (g)	37	35
Series 2005-74, Class CS, IF, 5.07%, 5/25/2035 (g)	20	21
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (g)	187	14
Series 2005-66, Class SG, IF, 3.78%, 7/25/2035 (g)	61	60
Series 2005-68, Class PG, 5.50%, 8/25/2035	163	164
Series 2005-84, Class XM, 5.75%, 10/25/2035	393	396
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,517	1,540
Series 2006-46, Class UC, 5.50%, 12/25/2035	15	15
Series 2005-109, Class PC, 6.00%, 12/25/2035	113	113
Series 2006-16, Class OA, PO, 3/25/2036	60	51
Series 2006-22, Class AO, PO, 4/25/2036	109	93
Series 2006-23, Class KO, PO, 4/25/2036	16	14
Series 2006-44, Class GO, PO, 6/25/2036	156	132
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (g)	229	20
Series 2006-56, PO, 7/25/2036	119	101
Series 2006-58, PO, 7/25/2036	68	57
Series 2006-58, Class AP, PO, 7/25/2036	139	117
Series 2006-65, Class QO, PO, 7/25/2036	105	86
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-56, Class FC, 5.73%, 7/25/2036 (g)	211	210
Series 2006-58, Class FL, 5.90%, 7/25/2036 (g)	17	17
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,627	2,728
Series 2006-72, Class TO, PO, 8/25/2036	17	14
Series 2006-79, Class DO, PO, 8/25/2036	85	70
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (g)	785	89
Series 2006-77, Class PC, 6.50%, 8/25/2036	198	202
Series 2006-90, Class AO, PO, 9/25/2036	48	41
Series 2008-42, Class AO, PO, 9/25/2036	34	28
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	425	82
Series 2006-109, PO, 11/25/2036	37	31
Series 2006-110, PO, 11/25/2036	185	154
Series 2006-111, Class EO, PO, 11/25/2036	24	20
Series 2006-124, Class HB, 5.95%, 11/25/2036 (g)	330	347
Series 2006-119, PO, 12/25/2036	27	24
Series 2006-118, Class A2, 5.52%, 12/25/2036 (g)	106	103
Series 2009-70, Class CO, PO, 1/25/2037	178	149
Series 2006-128, Class BP, 5.50%, 1/25/2037	27	27
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (g)	289	23
Series 2007-77, Class FG, 5.94%, 3/25/2037 (g)	30	29
Series 2007-16, Class FC, 6.19%, 3/25/2037 (g)	39	39
Series 2007-42, Class AO, PO, 5/25/2037	7	6
Series 2007-48, PO, 5/25/2037	44	37
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (g)	813	96
Series 2007-81, Class GE, 6.00%, 8/25/2037	85	88
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (g)	580	51
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (g)	428	35
Series 2007-116, Class HI, IO, 0.73%, 1/25/2038 (g)	236	11
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (g)	138	10
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (g)	53	3
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (g)	131	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (g)	66	6
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (g)	85	8
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (g)	189	13
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (g)	257	13
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (g)	176	15
Series 2009-60, Class HT, 6.00%, 8/25/2039	169	175
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (g)	45	3
Series 2009-103, Class MB, 5.29%, 12/25/2039 (g)	72	73
Series 2010-49, Class SC, IF, 1.79%, 3/25/2040 (g)	132	118
Series 2010-64, Class DM, 5.00%, 6/25/2040	58	58
Series 2010-71, Class HJ, 5.50%, 7/25/2040	116	118
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (g)	573	70
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (g)	207	8
Series 2011-75, Class FA, 5.99%, 8/25/2041 (g)	42	41
Series 2011-118, Class MT, 7.00%, 11/25/2041	161	167
Series 2011-130, Class CA, 6.00%, 12/25/2041	396	408
Series 2013-81, Class TA, 3.00%, 2/25/2043	668	639
Series 2013-92, PO, 9/25/2043	472	352
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,501
Series 2013-101, Class DO, PO, 10/25/2043	813	594
Series 2013-128, PO, 12/25/2043	854	634
Series 2011-2, Class WA, 5.84%, 2/25/2051 (g)	93	95
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.56%, 7/25/2037 (g)	5	6
Series 2003-W4, Class 2A, 5.13%, 10/25/2042 (g)	29	29
Series 2003-W1, Class 1A1, 4.78%, 12/25/2042 (g)	251	237
Series 2003-W1, Class 2A, 5.28%, 12/25/2042 (g)	111	106
Series 2009-W1, Class A, 6.00%, 12/25/2049	194	197
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 6.96%, 6/27/2036 (g)	170	169
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-54, Class FA, 5.84%, 6/25/2037 (g)	96	94
Series 2007-106, Class A7, 6.03%, 10/25/2037 (g)	53	55
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	17	14
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	26	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	84	10
Series 355, Class 11, IO, 6.00%, 7/25/2034	74	10
Series 365, Class 8, IO, 5.50%, 5/25/2036	112	22
Series 374, Class 5, IO, 5.50%, 8/25/2036	60	10
Series 393, Class 6, IO, 5.50%, 4/25/2037	20	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	28	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	74	14
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.85%, 6/19/2035 (g)	282	257
GNMA
Series 2001-35, Class SA, IF, IO, 2.81%, 8/16/2031 (g)	38	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	186	186
Series 2003-58, Class BE, 6.50%, 1/20/2033	250	249
Series 2003-12, Class SP, IF, IO, 2.27%, 2/20/2033 (g)	60	1
Series 2003-46, Class MG, 6.50%, 5/20/2033	191	191
Series 2003-52, Class AP, PO, 6/16/2033	50	46
Series 2003-112, Class SA, IF, IO, 1.11%, 12/16/2033 (g)	210	3
Series 2004-28, Class S, IF, 4.71%, 4/16/2034 (g)	84	88
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (g)	278	13
Series 2005-68, Class DP, IF, 3.34%, 6/17/2035 (g)	23	24
Series 2010-14, Class CO, PO, 8/20/2035	94	82
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	429	55
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (g)	619	48
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	92	10
Series 2006-16, Class OP, PO, 3/20/2036	42	37
Series 2006-38, Class ZK, 6.50%, 8/20/2036	506	504
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (g)	145	8
Series 2006-65, Class SA, IF, IO, 1.37%, 11/20/2036 (g)	217	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-22, Class WA, 5.86%, 2/20/2037 (g)	210	214
Series 2007-57, PO, 3/20/2037	14	14
Series 2007-17, Class JO, PO, 4/16/2037	43	36
Series 2007-17, Class JI, IF, IO, 1.37%, 4/16/2037 (g)	397	31
Series 2007-19, Class SD, IF, IO, 0.77%, 4/20/2037 (g)	207	4
Series 2007-28, Class BO, PO, 5/20/2037	43	37
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (g)	172	6
Series 2007-27, Class SA, IF, IO, 0.77%, 5/20/2037 (g)	185	7
Series 2007-36, Class SE, IF, IO, 1.03%, 6/16/2037 (g)	102	3
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,578	1,619
Series 2007-40, Class SB, IF, IO, 1.32%, 7/20/2037 (g)	378	18
Series 2007-42, Class SB, IF, IO, 1.32%, 7/20/2037 (g)	222	10
Series 2007-53, Class SW, IF, 3.90%, 9/20/2037 (g)	18	19
Series 2009-79, Class OK, PO, 11/16/2037	62	54
Series 2007-73, Class MI, IF, IO, 0.57%, 11/20/2037 (g)	124	2
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (g)	244	6
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (g)	119	2
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (g)	109	3
Series 2008-2, Class NS, IF, IO, 1.10%, 1/16/2038 (g)	220	9
Series 2008-2, Class MS, IF, IO, 1.72%, 1/16/2038 (g)	66	5
Series 2008-10, Class S, IF, IO, 0.40%, 2/20/2038 (g)	134	2
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (g)	182	—
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (g)	1,027	57
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (g)	102	3
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (g)	46	1
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (g)	86	3
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (g)	135	6
Series 2009-6, Class SA, IF, IO, 0.66%, 2/16/2039 (g)	120	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	276	14
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	121	11
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	119	10
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (g)	236	12
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	60	6
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	64	8
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (g)	115	4
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (g)	253	15
Series 2010-31, Class NO, PO, 3/20/2040	417	345
Series 2013-75, Class WA, 5.10%, 6/20/2040 (g)	578	578
Series 2010-130, Class CP, 7.00%, 10/16/2040	71	74
Series 2010-157, Class OP, PO, 12/20/2040	453	376
Series 2011-75, Class SM, IF, IO, 1.17%, 5/20/2041 (g)	347	18
Series 2014-188, Class W, 4.56%, 10/20/2041 (g)	240	236
Series 2012-141, Class WC, 3.72%, 1/20/2042 (g)	154	143
Series 2013-54, Class WA, 4.91%, 11/20/2042 (g)	939	936
Series 2013-91, Class WA, 4.43%, 4/20/2043 (g)	498	468
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,195
Series 2018-160, Class PA, 3.50%, 7/20/2046	902	865
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,332	1,132
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (g)	9	9
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (g)	—	—
Series 2012-H21, Class CF, 6.16%, 5/20/2061 (g)	7	7
Series 2013-H05, Class FB, 5.84%, 2/20/2062 (g)	9	9
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 6.01%, 7/20/2062 (g)	3	3
Series 2012-H28, Class FA, 6.04%, 9/20/2062 (g)	3	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-H29, Class FA, 5.98%, 10/20/2062 (g)	161	161
Series 2012-H31, Class FD, 5.80%, 12/20/2062 (g)	402	400
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	1
Series 2013-H08, Class FC, 5.91%, 2/20/2063 (g)	259	258
Series 2013-H07, Class HA, 5.87%, 3/20/2063 (g)	284	283
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	9
Series 2013-H18, Class JA, 6.06%, 8/20/2063 (g)	447	446
Series 2014-H01, Class FD, 6.11%, 1/20/2064 (g)	179	179
Series 2014-H09, Class TA, 6.06%, 4/20/2064 (g)	150	149
Series 2015-H15, Class FD, 5.90%, 6/20/2065 (g)	877	873
Series 2015-H15, Class FJ, 5.90%, 6/20/2065 (g)	1,932	1,924
Series 2015-H16, Class FG, 5.90%, 7/20/2065 (g)	1,398	1,392
Series 2015-H23, Class FB, 5.98%, 9/20/2065 (g)	1,277	1,272
Series 2015-H32, Class FH, 6.12%, 12/20/2065 (g)	999	998
Series 2017-H08, Class XI, IO, 0.08%, 3/20/2067 (g)	4,376	171
Series 2021-H14, Class CF, 6.72%, 9/20/2071 (g)	4,423	4,506
Grene Energy Senio, 11.00%, 1/25/2026 ‡	137	116
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (g)	269	249
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (g)	359	2
Series 2005-RP3, Class 1AF, 5.79%, 9/25/2035 (a) (g)	475	398
Series 2006-RP2, Class 1AS2, IF, IO, 0.57%, 4/25/2036 ‡ (a) (g)	1,410	65
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	82	81
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	40	40
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	53	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	251	238
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	666	317
Impac CMB Trust
Series 2004-7, Class 1A1, 6.18%, 11/25/2034 (g)	236	230
Series 2005-4, Class 2A1, 6.04%, 5/25/2035 (g)	80	74
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.14%, 5/25/2036 (g)	44	39
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.09%, 11/25/2033 (g)	74	71
Series 2006-A3, Class 6A1, 4.70%, 8/25/2034 (g)	17	17
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (g)	104	103
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (g)	180	113
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	423	131
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.95%, 4/21/2034 (g)	63	59
Series 2004-4, Class 2A1, 5.58%, 5/25/2034 (g)	24	22
Series 2004-13, Class 3A7, 5.38%, 11/21/2034 (g)	146	135
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (g)	40	37
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	27
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	76	76
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	120	107
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	83	82
Series 2004-6, Class 30, PO, 7/25/2034	89	67
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	155	147
Series 2004-7, Class 30, PO, 8/25/2034	49	35
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	4
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.79%, 5/25/2035 (a) (g)	1,094	563
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	46	32
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.06%, 10/25/2028 (g)	26	24
Series 2003-F, Class A1, 6.08%, 10/25/2028 (g)	167	155
Series 2004-A, Class A1, 5.90%, 4/25/2029 (g)	45	42
Series 2004-1, Class 2A1, 5.07%, 12/25/2034 (g)	75	69
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	140	120
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	22	21
Pnmac jun26, 8.53%, 6/25/2026 ‡	2,300	2,300
RALI Trust
Series 2002-QS16, Class A3, IF, 5.26%, 10/25/2017 ‡ (g)	—	—
Series 2003-QS12, Class A2A, IF, IO, 2.16%, 6/25/2018 ‡ (g)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)
Series 2004-QA6, Class NB2, 4.37%, 12/26/2034 (g)	207	187
SART Series 2017-1, 0.00%, 7/15/2024 ‡	56	56
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,957	2,852
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,426	2,142
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,725	1,401
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,214	2,753
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,710	3,942
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (g)	114	105
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.08%, 9/25/2043 (g)	59	55
Series 2004-4, Class 3A, 5.61%, 12/25/2044 (g)	149	137
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	5,335	4,493
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	60	61
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	41	41
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	88	89
Series 1998-1, Class 2E, 7.00%, 3/15/2028	137	137
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	295	293
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,424	1,410
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (a) (g)	4,000	3,947
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	261	243
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.55%, 8/25/2033 (g)	19	18
Series 2003-AR9, Class 1A6, 5.66%, 9/25/2033 (g)	339	309
Series 2003-AR9, Class 2A, 5.88%, 9/25/2033 (g)	23	21
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	161	154
Series 2004-AR3, Class A1, 4.56%, 6/25/2034 (g)	25	22
Series 2004-AR3, Class A2, 4.56%, 6/25/2034 (g)	21	18
Series 2006-AR10, Class 2P, 4.18%, 9/25/2036 (g)	40	35
Series 2006-AR12, Class 2P, 3.91%, 10/25/2036 (g)	37	31
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (g)	338	10
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (g)	1,799	48
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	565	89
Series 2005-4, Class CB7, 5.50%, 6/25/2035	564	476
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	489	75
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	101	84
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	648	540
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	84	73
Total Collateralized Mortgage Obligations (Cost $135,458)		129,402
Commercial Mortgage-Backed Securities — 4.0%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (g)	1,300	796
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,240
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 (a) (g)	1	—
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (a) (g)	5,714	5,407
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,365
Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	1,666
Series K754, Class AM, 4.94%, 11/25/2030 (g)	1,740	1,753
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,499
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,672
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	4,145	3,836
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	5,200	4,842
Series K-153, Class A2, 3.82%, 12/25/2032 (g)	4,500	4,195
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (g)	874	822
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	5,628	5,383
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	2,949	2,809
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (g)	2,334	2,214
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	3,334	3,168
Series 2017-M5, Class A2, 3.07%, 4/25/2029 (g)	2,358	2,195
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,194	1,074
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (g)	17,907	1,069
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (g)	5,230	4,292
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (g)	6,802	5,812
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (g)	4,225	3,931
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (g)	3,290	3,226
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	115	112
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (g)	3,222	257
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.95%, 1/25/2029 (a) (g)	3,395	3,172
Series 2014-K39, Class C, 4.08%, 8/25/2047 (a) (g)	4,650	4,593
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	February 29, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (g)	550	518
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	890
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	1,789
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,685	1,611
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,470
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	643	607
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	3,935	3,226
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	71	65
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (g)	400	320
Total Commercial Mortgage-Backed Securities (Cost $99,549)		93,168
Municipal Bonds — 0.5% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	400	434
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	409
Total California		843
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	371
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,906
Series 165, Rev., 5.65%, 11/1/2040	440	459
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,835
Total New York		4,571
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,295	1,583
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,424
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	193
Total Ohio		3,200
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	543
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	685	690
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,171
Total Texas		1,861
Total Municipal Bonds (Cost $11,138)		11,018
U.S. Government Agency Securities — 0.4%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,592
4.63%, 9/15/2060	304	285
Tennessee Valley Authority STRIPS DN, 5.65%, 6/15/2035 (f)	800	464
Total U.S. Government Agency Securities (Cost $9,285)		8,341
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	622	495
3.45%, 2/2/2061 (a)	550	360
Republic of Chile 2.55%, 1/27/2032	497	418
Republic of Peru 5.63%, 11/18/2050	88	87
United Mexican States
3.75%, 1/11/2028	1,216	1,153
2.66%, 5/24/2031	1,075	891
3.50%, 2/12/2034	1,252	1,036
4.60%, 1/23/2046	2,113	1,686
6.34%, 5/4/2053	310	302
3.77%, 5/24/2061	772	497
Total Foreign Government Securities (Cost $8,622)		6,925
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 29, 2024 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (b) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,821)	2,795	2,595
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (k) (l) (Cost $39,811)	39,792	39,811
Total Investments — 100.2% (Cost $2,507,464)		2,317,006
Liabilities in Excess of Other Assets — (0.2)%		(3,554)
NET ASSETS — 100.0%		2,313,452

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 29, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 29, 2024 is $2,640 or 0.11% of the Fund’s
net assets as of February 29, 2024.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 29, 2024.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	The rate shown is the effective yield as of February 29, 2024.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 29, 2024.

(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	February 29, 2024

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 29, 2024.
Futures contracts outstanding as of February 29, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	282	06/18/2024	USD	31,161	114
U.S. Treasury 10 Year Ultra Note	55	06/18/2024	USD	6,283	40
U.S. Treasury Ultra Bond	57	06/18/2024	USD	7,296	160
U.S. Treasury 2 Year Note	118	06/28/2024	USD	24,169	18
U.S. Treasury 5 Year Note	688	06/28/2024	USD	73,621	204
					536
Short Contracts
U.S. Treasury Long Bond	(184)	06/18/2024	USD	(21,942)	(208)
					328

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	37

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 29, 2024
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,277,195
Investments in affiliates, at value	39,811
Cash	2,378
Deposits at broker for futures contracts	1,932
Receivables:
Investment securities sold	1,028
Interest from non-affiliates	14,283
Dividends from affiliates	39
Variation margin on futures contracts	106
Total Assets	2,336,772
LIABILITIES:
Payables:
Investment securities purchased	10,577
Investment securities purchased — delayed delivery securities	12,404
Accrued liabilities:
Investment advisory fees	238
Administration fees	6
Custodian and accounting fees	22
Other	73
Total Liabilities	23,320
Net Assets	$2,313,452
NET ASSETS:
Paid-in-Capital	$2,575,594
Total distributable earnings (loss)	(262,142)
Total Net Assets	$2,313,452
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	262,756
Net asset value, offering and redemption price per share (a)	$8.80
Cost of investments in non-affiliates	$2,467,653
Cost of investments in affiliates	39,811

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	February 29, 2024

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 29, 2024
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$86,542
Interest income from affiliates	3
Dividend income from affiliates	1,421
Total investment income	87,966
EXPENSES:
Investment advisory fees	5,949
Administration fees	2,125
Custodian and accounting fees	139
Professional fees	100
Trustees’ and Chief Compliance Officer’s fees	33
Printing and mailing costs	22
Transfer agency fees	15
Other	145
Total expenses	8,528
Less fees waived	(5,394)
Less expense reimbursements	(2)
Net expenses	3,132
Net investment income (loss)	84,834
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(40,463)
Investments in affiliates	— (a)
Futures contracts	(4,975)
Net realized gain (loss)	(45,438)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	39,503
Investments in affiliates	5
Futures contracts	501
Change in net unrealized appreciation/depreciation	40,009
Net realized/unrealized gains (losses)	(5,429)
Change in net assets resulting from operations	$79,405

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	39

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Year Ended February 29, 2024	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$84,834	$64,554
Net realized gain (loss)	(45,438)	(26,012)
Change in net unrealized appreciation/depreciation	40,009	(220,277)
Change in net assets resulting from operations	79,405	(181,735)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(84,854)	(64,356)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	187,470	303,570
NET ASSETS:
Change in net assets	182,021	57,479
Beginning of period	2,131,431	2,073,952
End of period	$2,313,452	$2,131,431
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$530,992	$541,443
Distributions reinvested	77,404	58,385
Cost of shares redeemed	(420,926)	(296,258)
Change in net assets resulting from capital transactions	$187,470	$303,570
SHARE TRANSACTIONS:
Issued	60,363	59,161
Reinvested	8,806	6,454
Redeemed	(47,459)	(32,318)
Change in Shares	21,710	33,297
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	February 29, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 29, 2024	$8.84	$0.35	$(0.04)	$0.31	$(0.35)	$—	$(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	February 29, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.80	3.61%	$2,313,452	0.15%	4.00%	0.40%	30%
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
SEE NOTES TO FINANCIAL STATEMENTS.

February 29, 2024	JPMorgan Institutional Trust Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 29, 2024.

44	JPMorgan Institutional Trust Funds	February 29, 2024

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$261,441	$57,344	$318,785
Collateralized Mortgage Obligations	—	118,917	10,485	129,402
Commercial Mortgage-Backed Securities	—	90,698	2,470	93,168
Corporate Bonds	—	602,386	—	602,386
Foreign Government Securities	—	6,925	—	6,925
Loan Assignments	—	2,595	—	2,595
Mortgage-Backed Securities	—	503,953	—	503,953
Municipal Bonds	—	11,018	—	11,018
U.S. Government Agency Securities	—	8,341	—	8,341
U.S. Treasury Obligations	—	600,622	—	600,622
Short-Term Investments
Investment Companies	39,811	—	—	39,811
Total Investments in Securities	$39,811	$2,206,896	$70,299	$2,317,006
Appreciation in Other Financial Instruments
Futures Contracts	$536	$—	$—	$536
Depreciation in Other Financial Instruments
Futures Contracts	(208)	—	—	(208)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$328	$—	$—	$328

February 29, 2024	JPMorgan Institutional Trust Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2024
Investments in Securities:
Asset-Backed Securities	$62,369	$— (a)	$(805)	$4	$21,866	$(26,090)	$—	$—	$57,344
Collateralized Mortgage Obligations	5,720	—	340	(9)	6,313	(1,879)	—	—	10,485
Commercial Mortgage-Backed Securities	2,483	—	(13)	—	—	—	—	—	2,470
Total	$70,572	$— (a)	$(478)	$(5)	$28,179	$(27,969)	$—	$—	$70,299

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2024, which were valued using significant unobservable inputs (level 3), amounted to $(623). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 29, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$22,126	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.49%)
			Yield (Discount Rate of Cash Flows)	6.03% - 11.42% (8.34%)

Asset-Backed Securities	22,126
	4,128	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.08%)
			Constant Default Rate	0.00% - 3.35% (0.05%)
			Yield (Discount Rate of Cash Flows)	0.00% - 20.00% (11.94%)

Collateralized Mortgage Obligations	4,128
Total	$26,253

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 29, 2024, the value of these investments was $44,046. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

46	JPMorgan Institutional Trust Funds	February 29, 2024

B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of February 29, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 29, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at February 29, 2024 are detailed on the SOI, if any.
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

February 29, 2024	JPMorgan Institutional Trust Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at February 29, 2024.
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 29, 2024
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2024	Shares at February 29, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$63,390	$429,948	$453,532	$— (c)	$5	$39,811	39,792	$1,421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2024.
(c)	Amount rounds to less than one thousand.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

48	JPMorgan Institutional Trust Funds	February 29, 2024

The table below discloses the volume of the futures contracts activity during the year ended February 29, 2024:

Futures Contracts:
Average Notional Balance Long	$155,827
Average Notional Balance Short	(13,477)
Ending Notional Balance Long	142,530
Ending Notional Balance Short	(21,942)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
The Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 29, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$85	$(85)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

February 29, 2024	JPMorgan Institutional Trust Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund's private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended February 29, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024.
For the year ended February 29, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$3,225	$2,105	$5,330
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended February 29, 2024 was $64.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended February 29, 2024, the amount of this reimbursement was $2.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 29, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

50	JPMorgan Institutional Trust Funds	February 29, 2024

4. Investment Transactions
During the year ended February 29, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$470,343	$325,176	$357,626	$299,199
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,508,843	$12,094	$203,603	$(191,509)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$84,854	$84,854

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2023 was as follows:
Ordinary Income*	Total Distributions Paid
$64,356	$64,356

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 29, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$837	$(69,228)	$(191,509)
The cumulative timing differences primarily consist of post-October capital loss deferrals and tax adjustments on certain investments.
At February 29, 2024, the Fund had net capital loss carryforwards which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$19,483	$49,745

February 29, 2024	JPMorgan Institutional Trust Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF February 29, 2024 (continued)
(Dollar values in thousands)
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 29, 2024, the Fund deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$107	$2,058
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 29, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended February 29, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of February 29, 2024, the Fund had two individual shareholder and/or non-affiliated omnibus accounts, which owned 24.1% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in

52	JPMorgan Institutional Trust Funds	February 29, 2024

are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund's loans, notes, derivatives and other instruments or investments comprising some or all of the Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund's investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments.
The Fund is subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

February 29, 2024	JPMorgan Institutional Trust Funds	53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Core Bond Trust (the "Fund") as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 24, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

54	JPMorgan Institutional Trust Funds	February 29, 2024

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	167	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-2023); Trustee, Columbus Association for the Performing Arts (1988-present).
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	167	None
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	167	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	167
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America (U.S. Holdings) (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	167	None
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	167	None

February 29, 2024	JPMorgan Institutional Trust Funds	55

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	167
Advisory Board Member, Penso
Advisors, LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	167
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	167	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None
Marilyn McCoy (1948); Trustee since 1999.	Retired; Vice President of Administration and Planning, Northwestern University (1985-2023).	167	None

56	JPMorgan Institutional Trust Funds	February 29, 2024

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)
Dr. Robert A. Oden, Jr. (1946); Trustee since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021); Trustee, Dartmouth-
Hitchcock Medical Center (2011-2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2014.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	167
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of ETF Business for JPMorgan Asset Management (2013-2017); Head of Global Liquidity Business for JPMorgan Asset Management (2003-2013).	167	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	167	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the JPMorgan Mutual Fund Board, the JPMorgan
ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board's current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the JPMorgan Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (167 J.P. Morgan Funds).

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan
Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

February 29, 2024	JPMorgan Institutional Trust Funds	57

TRUSTEES
(Unaudited) (continued)
**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

58	JPMorgan Institutional Trust Funds	February 29, 2024

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Managing Director, J.P. Morgan Investment Management Inc. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)	Managing Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Samuels has been with JPMorgan Chase & Co. since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kiesha Astwood-Smith (1973), Assistant Secretary (2021)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Senior Director and
Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from
September 2015 through June 2021.

Matthew Beck (1988), Assistant Secretary (2021)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since May 2021; Senior Legal Counsel,
Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from
April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Davin has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962) Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Ms. Ditullio has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Lekstutis has been with JPMorgan Chase & Co. since 2011.
Max Vogel (1990), Assistant Secretary (2021)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 to June 2021.
Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Executive Director and Assistant General Counsel, JPMorgan Chase & Co. Mr. Vonnegut-Gabovitch has been with JPMorgan Chase & Co. since September 2016.
Frederick J. Cavaliere (1978), Assistant Treasurer (2023)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Cavaliere has been with JPMorgan Chase & Co. since May 2006.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Executive Director, J.P. Morgan Investment Management Inc. Mr. Fleytekh has been with J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Gaines has been with J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)*	Vice President, J.P. Morgan Investment Management Inc. Mr. House has been with J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. Mr. Mannarino has been with J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

February 29, 2024	JPMorgan Institutional Trust Funds	59

OFFICERS
(Unaudited) (continued)
Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
**	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

60	JPMorgan Institutional Trust Funds	February 29, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, September 1, 2023, and continued to hold your shares at the end of the reporting period, February 29, 2024.
Actual Expenses
For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,026.50	$0.76	0.15%
Hypothetical	1,000.00	1,024.12	0.75	0.15

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

February 29, 2024	JPMorgan Institutional Trust Funds	61

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Core Bond Trust (the “Fund”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Fund to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of the Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review the Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of the Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether the Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for the Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether the Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether the Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

62	JPMorgan Institutional Trust Funds	February 29, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended February 29, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Treasury Income
The Fund had 19.90%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2024.

February 29, 2024	JPMorgan Institutional Trust Funds	63

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. February 2024.
AN-INSTT-224

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $68,462

2023 – $115,573

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $12,168

2023 – $13,310

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $18,306

2022 – $17,249

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $34.9 million

2022 – $31.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2024